                                        GNMA Portfolio Series 17
                                               File No. 33-26230
                             Investment Company Act No. 811-3718


               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                 POST-EFFECTIVE AMENDMENT NO. 5
                           TO FORM S-6

 For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

      A.   Exact name of Trust:

           MORGAN STANLEY DEAN WITTER SELECT GOVERNMENT TRUST
           GNMA PORTFOLIO SERIES 17

      B.   Name of Depositor:

           DEAN WITTER REYNOLDS INC.

      C. Complete address of Depositor's principal executive office:

           DEAN WITTER REYNOLDS INC.
           Two World Trade Center
           New York, New York  10048

      D.   Name and complete address of agent for service:

           Mr. Michael D. Browne
           Dean Witter Reynolds Inc.
           Unit Trust Department
           Two World Trade Center, 59th Floor
           New York, New York  10048

           Copy to:

           Kenneth W. Orce, Esq.
           Cahill Gordon & Reindel
           80 Pine Street
           New York, New York  10005



      /X/ Check box if it is proposed that this filing should become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

      MORGAN STANLEY DEAN WITTER SELECT GOVERNMENT TRUST
                   GNMA PORTFOLIO SERIES 17

                     Cross Reference Sheet

            Pursuant to Rule 404(c) of Regulation C
               under the Securities Act of 1933

         (Form N-8B-2 Items required by Instruction 1
                 as to Prospectus on Form S-6)


Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     I.  Organization and General Information


1.   (a)  Name of Trust                Front Cover
     (b)  Title of securities issued

2.   Name and address of Depositor     Table of Contents

3.   Name and address of Trustee       Table of Contents

4.   Name and address of principal     Table of Contents
     Underwriter

5.   Organization of Trust             Introduction

6.   Execution and termination of      Introduction; Admini-
     Indenture                         stration of the Trust-
                                       Termination

7.   Changes of name                   *30

8.   Fiscal Year                       Included in Form N-8B-2

9.   Litigation                        *30

     II.  General Description of the Trust
          and Securities of the Trust



10.  General Information regarding
     Trust's Securities and Rights
     of Holders

__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     (a)  Type of Securities           Rights of Unit Holders
          (Registered or Bearer)

     (b)  Type of Securities           Administration of the
          (Cumulative or Distribu-     Trust-Distribution from
          tive)                        the Interest, Principal
                                       and Capital Gains Ac-
                                       counts

     (c)  Rights of Holders as to      Rights of Unit Holders-
          Withdrawal or Redemption     Unit Holders; Redemp-
                                       tion; Public Offering
                                       of Units-Secondary Mar-
                                       ket; Exchange Option

     (d)  Rights of Holders as to      Public Offering of
          conversion, transfer, etc.   Units-Secondary Market;
                                       Exchange Option; Re-
                                       demption; Rights of
                                       Unit Holders-
                                       Certificates

     (e)  Lapses or defaults with      *30
          respect to periodic pay-
          ment plan certificates

     (f)  Voting rights as to Secu-    Rights of Unit Holders-
          rities under the Indenture   Certain Limitations;
                                       Administration of the
                                       Trust-Amendment;-
                                       Termination

     (g)  Notice to Holders as to      Amendment and Termina-
          change in:                   tion of the Indenture

          1)   Assets of Trust         Administration of the
                                       Trust-Portfolio Super-
                                       vision; The Trust-
                                       Summary Description of
                                       the Portfolio

          2)   Terms and Conditions    Administration of the
               of Trust's Securities   Trust-Amendment



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


          3)   Provisions of Trust     Administration of the
                                       Trust-Amendment

          4)   Identity of Depositor   Resignation, Removal
               and Trustee             and Liability-Regarding
                                       the Trustee;-Regarding
                                       the Sponsor

     (h)  Security Holders' consent
          required to change:

          1)   Composition of assets   Administration of the
               of Trust                Trust-Amendment and
                                       Termination of the In-
                                       denture

          2)   Terms and conditions    Administration of the
               of Trust's Securities   Trust-Amendment

          3)   Provisions of Inden-    Administration of the
               ture                    Trust-Amendment

          4)   Identity of Depositor   *30
               and Trustee

11.  Type of securities comprising     The Trust-Summary De-
     units                             scription of the Port-
                                       folio; Objectives and
                                       Securities Selection;
                                       Special Considerations

12.  Type of securities comprising     *30
     periodic payment certificates

13.  (a)  Load, fees, expenses, etc.   Public Offering of
                                       Units-Public Offering
                                       Price;-Volume Discount;
                                       Exchange Option; Ex-
                                       penses and Charges

     (b)  Certain information re-      *30
          garding periodic payment
          certificates



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     (c)  Certain percentages          Public Offering of
                                       Units-Public Offering
                                       Price;-Profit of Spon-
                                       sor;-Volume Discount;
                                       Exchange Option

     (d)  Certain other fees, etc.     Rights of Unit Holders
          payable by holders           - Unit Holders

     (e)  Certain profits receivable   Public Offering of
          by depositor, principal      Units-Profit of Sponsor
          underwriters, trustee or
          affiliated persons

     (f)  Ratio of annual charges to   *30
          income

14.  Issuance of trust's securities    Introduction

15.  Receipt and handling of pay-      Public Offering of
     ments from purchasers             Units-Profit of Sponsor

16.  Acquisition and disposition of    Introduction; Admini-
     underlying securities             stration of the Trust-
                                       Portfolio Supervision;
                                       The Trust-Objectives
                                       and Securities Selec-
                                       tion Summary Descrip-
                                       tion of the Portfolio

17.  Withdrawal or redemption by Se-   Redemption; Public Of-
     curity Holders                    fering of Units-
                                       Secondary Market

18.  (a)  Receipt and disposition of   Administration of the
          income                       Trust; Exchange Option;
                                       Rights of Unit Holders

     (b)  Reinvestment of distribu-    Reinvestment Programs
          tions






__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     (c)  Reserves or special fund     Administration of the
                                       Trust-Distributions
                                       from the Interest,
                                       Principal and Capital
                                       Gains Accounts

     (d)  Schedule of distribution     *30

19.  Records, accounts and report      Administration of the
                                       Trust; Resignation, Re-
                                       moval and Liability

20.  Certain miscellaneous provi-      Administration of the
     sions of the trust                Trust-Amendment; Termi-
                                       nation, Resignation,
                                       Removal and Liability
                                       Regarding the Trustee;-
                                       Regarding the Sponsor

21.  Loans to security holders         *30

22.  Limitations on liability          Resignation, Removal
                                       and Liability

23.  Bonding arrangements              Included on Form N-8B-2

24.  Other material provisions of      *30
     the trust agreement

     III.  Organization Personnel and
           Affiliated Persons of Depositor


25.  Organization of Depositor         Miscellaneous-Sponsor

26.  Fees received by Depositor        Public Offering of
                                       Units-Profit of Sponsor

27.  Business of Depositor             Miscellaneous-Sponsor;
                                       and included in Form N-
                                       8B-2

28.  Certain information as to offi-   *30
     cials and affiliated persons of
     Depositor

__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


29.  Voting securities of Depositor    Included in Form N-8B-2

30.  Persons controlling Depositor     *30

31.  Payments by Depositor for cer-    *30
     tain other services

32.  Payments by Depositor for cer-    *30
     tain other services rendered to
     trust

33.  Remuneration of employees of      *30
     Depositor for certain services
     rendered to trust

34.  Remuneration of other persons     *30
     for certain services rendered
     to trust

     IV.  Distribution and Redemption of Securities


35.  Distribution of trust's securi-   Public Offering of
     ties by states                    Units-Public Distribu-
                                       tion

36.  Suspension of sales of trust's    *30
     securities

37.  Revocation of authority to dis-   *30
     tribute

38.  (a)  Method of distribution       Public Offering of
     (b)  Underwriting agreements      Units
     (c)  Selling agreements

39.  (a)  Organization of principal    Miscellaneous-Sponsor
          underwriter
     (b)  N.A.S.D. membership of
          principal underwriter

40.  Certain fees received by prin-    Public Offering of
     cipal underwriter                 Units-Profit of Sponsor



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


41.  (a)  Business of principal un-    Miscellaneous-Sponsor
          derwriter

     (b)  Branch officers of princi-   *30
          pal underwriter

     (c)  Salesman of principal un-    *30
          derwriter

42.  Ownership of trust's securities   *30
     by certain persons

43.  Certain brokerage commissions     *30
     received by principal under-
     writer

44.  (a)  Method of valuation          Public Offering of
                                       Units
                                       -Public Offering Price;
                                       -Secondary Market

     (b)  Schedule as to offering      *30
          price

     (c)  Variation in offering        Public Offering of
          price to certain persons     Units--Volume Discount;
                                       Exchange Option

45.  Suspension of redemption rights   *30

46.  (a)  Redemption valuation         Public Offering of
                                       Units-Secondary Market;
                                       Redemption-Right of Re-
                                       demption; -Computation
                                       of Redemption Value

     (b)  Schedule as to redemption    *30
          price

47.  Maintenance of position in un-    See items 10(d), 44 and
     derlying securities               46

     V.  Information concerning the Trustee or Custodian



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


48.  Organization and regulation of    Miscellaneous-Trustee
     Trustee

49.  Fees and expenses of Trustee      The Trust-Estimated An-
                                       nual Income and Current
                                       Expenses and Charges

50.  Trustee's lien                    Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities


51.  (a)  Name and address of Insur-   *30
          ance Company

     (b)  Type of policies             *30

     (c)  Type of risks insured and    *30
          excluded

     (d)  Coverage of policies         *30

     (e)  Beneficiaries of policies    *30

     (f)  Terms and manner of can-     *30
          cellation

     (g)  Method of determining pre-   *30
          miums

     (h)  Amount of aggregate premi-   *30
          ums paid

     (i)  Who receives any part of     *30
          premiums

     (j)  Other material provisions    *30
          of the Trust relating to
          insurance

     VII.  Policy of Registrant




__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


52.  (a)  Method of selecting and      Administration of the
          eliminating securities       Trust-Portfolio Super-
          from the Trust               vision; the Trust-
                                       Objectives and Securi-
                                       ties Selection; -
                                       Summary Description of
                                       the Portfolio

     (b)  Elimination of securities    *30
          from the Trust

     (c)  Policy of Trust regarding    Administration of the
          substitution and elimina-    Trust-Portfolio Super-
          tion of securities           vision; the Trust-
                                       Objectives and Securi-
                                       ties Selection
                                       -Summary Description of
                                       the Portfolio

     (d)  Description of any funda-    Administration of the
          mental policy of the Trust   Trust-Portfolio Super-
                                       vision; the Trust-
                                       Objectives and Securi-
                                       ties Selection
                                       -Summary Description of
                                       the Portfolio

53.  (a)  Taxable status of the        Cover of Prospectus;
          Trust                        Tax Status

     (b)  Qualification of the Trust   Federal Taxation
          as regulated investment      *30
          company

     VIII.  Financial and Statistical Information


54.  Information regarding the         *30
     Trust's past ten fiscal years

55.  Certain information regarding     *30
     periodic payment plan certifi-
     cates



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


56.  Certain information regarding     *30
     periodic payment plan certifi-
     cates

57.  Certain information regarding     *30
     periodic payment plan certifi-
     cates

58.  Certain information regarding     *30
     periodic payment plan certifi-     cates

59.  Financial statements              Statement of Financial
     (Instruction 1(c) to Form S-6)    Condition; Statement of
                                       Operations; Statement
                                       of Changes in Net As-
                                       sets





























__________________

*30  Not applicable, answer negative or not required.

LOGO

Morgan Stanley Dean Witter Select
Government Trust

GNMA PORTFOLIO SERIES 17

Standard & Poor's Corporation Rating:  AAA

(A Unit Investment Trust)



The objectives of the Trust are to provide safety of capital and current monthly distributions through investment in a port-folio consisting of taxable mortgage-backed securities of the modified pass-through type ("Ginnie Maes"), fully guaranteed as to principal and interest by the Government National Mortgage Association ("GNMA"). The full faith and credit of the United States is pledged to the payment of the Securities in the Trust. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. Minimum
Purchase:  $1,000.



The Initial Public Offering of Units in the Trust has been com-pleted. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by pur-chase from the Trustee of Units tendered for redemption or in the Secondary Market.



Sponsor:  LOGO                      DEAN WITTER REYNOLDS INC.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Read and retain this Prospectus for future reference.

Units of the Trust are not deposits or obligations of, or guar-anteed or endorsed by, any bank, and the Units are not feder-ally insured by the Federal Deposit Insurance Corporation, Fed-eral Reserve Board, or any other agency.

                Prospectus dated August 6, 1998

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

      MORGAN STANLEY DEAN WITTER SELECT GOVERNMENT TRUST
                   GNMA PORTFOLIO SERIES 17


                       TABLE OF CONTENTS


                                                         Page


Table of Contents.....................................    A-1
Summary of Essential Information......................    A-3
Introduction..........................................      1
The Trust.............................................      2
     Special Considerations...........................      2
     Summary Description of the Portfolios............      5
     Government National Mortgage Association.........      6
     Origination......................................      6
     Nature of Ginnie Maes............................      8
     GNMA Guaranty....................................      8
     Life of the Securities and of the Trust..........      9
     Rating of Units..................................     11
     Objectives and Securities Selection..............     11
     The Units........................................     12
     Estimated Annual Income, Estimated Current
      Return and Estimated Long Term Return
      per 1,000 Units ................................     12
Federal Taxation......................................     15
     Other Taxation...................................     18
Retirement Plans......................................     18
Public Offering of Units..............................     19
     Public Offering Price............................     19
     Public Distribution..............................     20
     Secondary Market.................................     21
     Profit of Sponsor................................     22
     Volume Discount..................................     22
Exchange Option.......................................     23
Reinvestment Programs.................................     25
Redemption............................................     27
     Right of Redemption..............................     27
     Computation of Redemption Price..................     28
     Postponement of Redemption.......................     28
Rights of Unit Holders................................     29
     Unit Holders.....................................     29

                                                         Page


     Certain Limitations..............................     29
Expenses and Charges..................................     30
     Fees.............................................     30
     Other Charges....................................     30
Administration of the Trust...........................     31
     Records and Accounts.............................     31
     Distribution.....................................     31
     Distribution of Interest and Principal...........     32
     Reports to Unit Holders..........................     33
Sponsor...............................................     34
Trustee...............................................     36
Evaluator.............................................     37
Amendment and Termination of the Indenture............     38
Legal Opinions........................................     39
Auditors..............................................     39
Description of Rating.................................     40
Independent Auditors Report...........................    F-1

                           Sponsor:

                   Dean Witter Reynolds Inc.
                    Two World Trade Center
                   New York, New York  10048


                           Trustee:

                   The Chase Manhattan Bank
                        270 Park Avenue
                   New York, New York  10017


                          Evaluator:

                    Muller Data Corporation
                       395 Hudson Street
                   New York, New York  10014


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                            MORGAN STANLEY DEAN WITTER SELECT GOVERNMENT TRUST
                                         GNMA PORTFOLIO SERIES 17

                                            As of May 31, 1998




FACE AMOUNT OF SECURITIES             $33,273,753     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER 1,000 UNITS        .0132%
NUMBER OF UNITS                        44,798,186
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN THE                    Public Offering Price)<F2>              6.132%
  TRUST REPRESENTED BY EACH UNIT       44,798,186
                                                      ESTIMATED LONG TERM RETURN (based on
PUBLIC OFFERING PRICE                                   Public Offering Price)<F2>              5.920%

  Aggregate bid side evaluation                       RECORD DATE:  The seventeenth day of
    of Securities in the Trust        $33,269,309       each month

  Divided by 44,798,186 Units                         DISTRIBUTION DATE:  The twenty-third
    multiplied by 1,000               $    742.65       day of each month

  Plus sales charge of 3.90% of                       MINIMUM PRINCIPAL DISTRIBUTION:
    Public Offering Price (4.058%                       No distribution need be made from
    of net amount invested in                           the Principal Account if balance
    Securities)<F3>                         30.14       therein is less than $5 per 1,000
                                                        Units outstanding
Public Offering Price per 1,000 Units      772.79
                                                      TRUSTEE'S ANNUAL FEE  (including
  Plus undistributed principal and                      estimated expenses and Evaluator's
    net investment income and                           fee) $2.47 per $1,000 face amount
    accrued interest per 1,000 Units        11.50<F1>   of underlying Securities                 $2.47

    Adjusted Public Offering Price                    SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
     (per 1,000 Units)                $    784.29       FEE:  Maximum of $.25 per $1,000
                                                        face amount of underlying Securities       .25
SPONSOR'S REPURCHASE PRICE AND
  REDEMPTION PRICE PER 1,000 UNITS                    TOTAL ESTIMATED ANNUAL EXPENSES
  (based on bid side evaluation of                      PER 1,000 UNITS                          $2.72
  underlying Securities, $30.14
  less than Adjusted Public                           EVALUATOR'S FEE FOR EACH EVALUATION:
  Offering Price per 1,000 Units)     $    754.15       Minimum of $.20 per issue of Security
                                                        (treating separate pools as separate
CALCULATION OF ESTIMATED NET ANNUAL                     issues)
  INTEREST RATE PER 1,000 UNITS
  (based on face amount of $1,000
  per 1,000 Units)                                    EVALUATION TIME:  3:00 P.M. New York Time

  Annual interest rate per 1,000 Units      5.011%
                                                      MANDATORY TERMINATION DATE:  January 1, 2042
  Less estimated annual expenses per
    1,000 Units ($2.72) expressed
    as a percentage                          .272%    DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the
Estimated net annual interest rate                      value of the portfolio of the Trust at any
  per 1,000 Units                           4.739%      time is less than $20,800,000.



   <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on May 29, 1998, the last trading date during the period.  (See "Estimated Annual Income, Estimated Current Return and Estimated
Long Term Return per 1,000 Units" herein.)

   <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Trust - Estimated Annual Income, Estimated Current Return and Estimated
Long Term Return per 1,000 Units" and "Public Offering of Units - Volume Discount" herein.)

   <F3>Volume purchasers of Units are entitled to a reduced sales charge.  See "Public Offering of Units -
Volume Discount" herein.)

                                                A-3


               SUMMARY OF ESSENTIAL INFORMATION
                          (Continued)


          THE TRUST -- The Morgan Stanley Dean Witter Select Government Trust, GNMA Portfolio Series 17 (the "Trust") is a unit investment trust composed of taxable Modified Pass-Through Mortgage-Backed Securities ("Ginnie Maes" or the "Securities"), fully guaranteed as to principal and interest by the Government National Mortgage Association ("GNMA"). The Trust was created under the laws of the State of New York pursuant to an Inden-ture (as hereinafter defined). The objectives of the Trust are to provide safety of capital and to obtain current monthly dis-tributions of interest and principal through the investment in Ginnie Maes. All of the Ginnie Maes in the Trust consist of pools of long term mortgages on 1- to 4-family dwellings. The Sponsor may in its discretion from time to time, also deposit additional Securities in the Trust (whereby additional Units would be offered to the public) provided that such deposit of additional Securities (the "Additional Securities") maintains, to the extent practicable, the proportionate relationship with respect to the principal amounts of Securities of specified in-terest rates and ranges of maturities in the portfolio of the Trust (the "Portfolio") at the time of the creation of the ad-ditional Units.

          The guaranteed payment of principal and interest af-forded by Ginnie Maes may make investment in the Trust suitable for purchase by Individual Retirement Accounts and pension, profit-sharing and other qualified retirement plans. In addi-tion, the ability to buy single Units, after an initial minimum purchase of $1,000, enables such investors to tailor the dollar amount of their purchases of Units to take maximum possible ad-vantage of the annual deductions available for contributions to such plans. Investors should consult their tax advisors if they are considering participation in any such plan. (See:
"Retirement Plans".)

          MONTHLY DISTRIBUTIONS -- Monthly distributions de-rived from principal, prepayments of principal, if any, and in-terest received by the Trust will be made, on or shortly after the twenty-third day of each month to each Unit Holder of rec-ord on the seventeenth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions rein-vested under the Reinvestment Program of the Sponsor. (See:
"Reinvestment Program".)

          SECURITIES -- Two different issues of Ginnie Maes comprise the Portfolio of the Trust as of July 13, 1998 in the following percentages: 6.50% Ginnie Maes having a range of ma-turity dates from May 15, 2023 to June 1, 2024 (50.60% of the aggregate principal amount of the Trust), and 7.00% Ginnie Maes having a range of maturity dates from November 15, 2022 to June 1, 2024 (49.40% of the aggregate principal amount of the Trust).

          PUBLIC OFFERING PRICE -- The Public Offering Price per 1,000 Units is equal to the aggregate bid side evaluation of the underlying Securities (the price at which they could be directly purchased by the public assuming they were available), divided by the number of Units outstanding multiplied by 1,000, plus a sales charge of 4.058% of such bid side evaluation per 1,000 Units (the net amount invested); this results in a sales charge of 3.90% of the Public Offering Price. Units are of-fered at the Public Offering Price plus an amount equal to the offered Units proportional share of accrued interest on the un-derlying Securities to the date of settlement of the Units. (See: "Public Offering of Units".)

          ESTIMATED CURRENT RETURN AND ESTIMATED LONG-TERM RETURN -- The Estimated Current Return shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual income rate per 1,000 Units (which shows the return per 1,000 Units based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price per 1,000 Units (including the maximum sales charge). The Esti-mated Current Return does not, however, take into account tim-ing of distributions of income and any other amounts, nor any delays in payment, on Units, and only partially takes into ac-count the effect of premiums paid and discounts realized in the purchase of Units. Estimated Long-Term Return is the net an-nual long-term return to investors holding Units to maturity and is based on the estimated yield of each underlying Security in the Portfolio weighted to reflect the estimated life and market value of each such security, adjusted to reflect the Public Offering Price, including the maximum sales charge, and estimated expenses.

          The estimated average life for each underlying Secu-rity is used to compute the Estimated Long-Term Return of the Trust and is a critical factor in such computation. The ex-pected average life of a Security is the weighted average time to principal repayment, after taking into account scheduled am-ortization and assumed prepayments. The estimated average life of the Trust is the face value weighted average of the esti-mated average life for each Security. In general, if the Trust has an actual average life shorter than originally estimated, Estimated Long-Term Return will be higher if the Securities in the Trust are priced at a discount and lower if such Securities are priced at a premium. If, however, the Trust has an actual average life longer than originally estimated, Estimated Long-Term Return will be lower if the Securities are priced at a discount and higher if such Securities are priced at a premium. To calculate estimated average life for each of the Securi-ties, the present average age of available Ginnie Maes in the marketplace with the same coupon has been considered; the cal-culation of estimated average life is based upon actual recent prepayments, industry assumptions about prepayments and analy-sis of several factors including, among other things, the cou-pon, the housing environment, the present interest rate (no change in interest rate is assumed) and historical trends. For a more detailed description of the calculation of estimated av-erage life, see: "The Trust -- Life of the Securities and of the Trust".

          The estimated average life for the Trust is subject to change with changes in the data used in the above-mentioned assumptions. The actual average life of each of the Securities and the actual long-term returns can be expected to differ from the estimated average lives and the estimated long-term re-turns. The net annual income rate per 1,000 Units and the net annual long-term return to investors will also vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale, sub-stitution, payment, prepayment or maturity of underlying Secu-rities. Since the Public Offering Price will also vary with fluctuations in the evaluation of the underlying Securities, it can be expected that the Estimated Current Return and the Esti-mated Long-Term Return will fluctuate in the future. Market conditions may cause such Public Offering Price to be greater or less than the amount paid for Units. (See: "Estimated An-nual Income, Estimated Current Return and Estimated Long-Term Return Per 1,000 Units".)

          SECONDARY MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities. (See: "Public Offering of Units -- Secondary Mar-ket".) If such market is not maintained, a Unit Holder will be able to dispose of his Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securi-ties. (See: "Redemption".) Market conditions may cause such prices to be greater or less than the amount paid for Units.

MINIMUM PURCHASE -- $1,000.

      MORGAN STANLEY DEAN WITTER SELECT GOVERNMENT TRUST
                   GNMA PORTFOLIO SERIES 17
                        _______________

                         INTRODUCTION


          The Morgan Stanley Dean Witter Select Government Trust, GNMA Portfolio Series 17 (the "Trust") was created on June 22, 1993 (the "Date of Deposit") under the laws of the State of New York pursuant to a Trust Indenture and Agreement and a related Reference Trust Agreement dated the Date of De-posit (collectively, the "Indenture")a, among Dean Witter Rey-nolds Inc. (the "Sponsor"), The Chase Manhattan Bank, formerly United States Trust Company of New York (the "Trustee") and Muller Data Corporation (the "Evaluator"). The Sponsor is a principal operating subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"), a publicy traded corporation. (See: "Sponsor".) The purpose and objectives of the Trust are to provide inves-tors with safety of capital and current monthly distributions derived from interest and principal payments received by the Trust with respect to a fixed portfolio of Securities (the "Portfolio"), consisting of Mortgage Participation certifi-cates, which are taxable mortgage-backed Securities of the modified pass-through type ("Ginnie Maes"), issued and guaran-teed by the Government National Mortgage Association ("GNMA") and backed by the full faith and credit of the United States.

          The Trust was created simultaneously with the deposit of the Securities (as defined below in "The Trust -- Summary Description of the Portfolio") with the Trustee and the execu-tion of the Indenture. The Trustee then immediately delivered to the Sponsor certificates of beneficial interest (the "Certificates") representing the units (the "Units") comprising the entire ownership of the Trust. Through this Prospectus, the Sponsor is offering the Units, including Additional Units, as defined below, for sale to the public. The holders of Cer-tificates (the "Unit Holders") will have the right to have their Units redeemed at a price based on the aggregate bid side evaluation of the Securities (the "Redemption Price") if they cannot be sold in the secondary market which the Sponsor, al-though not obligated to, proposes to maintain. In addition, the Sponsor may offer for sale, through the Prospectus, Units which the Sponsor may have repurchased in the secondary Market or upon the tender of such Units for redemption.

a Reference is hereby made to said Indenture and any state-ments contained herein are qualified in their entirety by the provisions of said Indenture.

          The Sponsor is permitted under the Indenture to de-posit additional Securities (the "Additional Securities"), which may result in a potential corresponding increase in the number of Units outstanding (the "Additional Units"). Such Ad-ditional Units may be continuously offered for sale to the pub-lic by means of this Prospectus. The Sponsor anticipates that any Additional Securities deposited in the Trust subsequent to the initial Date of Deposit in connection with the sale of these Additional Units will maintain, as far as practicable, the proportionate relationship between the principal amounts of Ginnie Maes of specified interest rates and ranges of maturi-ties in the Portfolio at the time of the creation of the Addi-tional Units. Precise duplication of this original proportion-ate relationship may not be possible because fractions of Gin-nie Maes may not be purchased, but duplication will continue to be the goal in connection with the deposit of any such Addi-tional Securities. Any deposit by the Sponsor of Additional Securities will attempt to duplicate this original proportion-ate relationship between principal amounts of Ginnie Maes of specific interest rates and ranges of maturities in the Portfo-lio established on the Date of Deposit.

          On July 13, 1998, each Unit represented the frac-tional undivided interest in the Securities and net income of the Trust set forth under "Summary of Essential Information". Because regular payments and prepayments of principal are to be received and certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein and be-cause Additional Securities may be deposited into the Trust from time to time, the Trust is not expected to retain its pre-sent size and composition. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.

          On July 13, 1998, the Trust consisted of the Securi-ties listed under "Schedule of Portfolio Securities", herein, together with accrued and undistributed interest thereon. The Trustee has not participated in the selection of Securities for the Trust, and neither the Sponsor nor the Trustee will be li-able in any way for any default, failure or defect in any Secu-rities.

                           THE TRUST

Special Considerations

          An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the Portfolio, and hence of the Units, will decline with increases in interest rates. The value of the underlying Securities will fluctuate inversely with changes in interest rates. In addition, the potential for appreciation of the un-derlying Securities, which might otherwise be expected to occur as a result of a decline in interest rates, may be limited or negated by increased principal prepayments on the underlying mortgages. In recent years, the national economy has experi-enced significant variations in rates of inflation and economic growth, substantial increases in the national debt, substantial increase in reliance upon foreign investors to finance the na-tional debt, and material reformulations of Federal tax, mone-tary and regulatory policies. These conditions have been asso-ciated with wide fluctuations in interest rates and thus in the value of fixed rate debt obligations. The Sponsor cannot pre-dict whether such fluctuations will continue in the future.
For a discussion of certain additional risks related to Ginnie Maes, see: "Government National Mortgage Association", "Nature of Ginnie Maes" and "GNMA Guaranty".

          The market value of mortgage-backed securities, in-cluding the Securities in the Portfolio, is determined by a va-riety of additional factors, including: (i) the prevailing structure and the direction of trends in the yield curve, par-ticularly for U.S. Treasury obligations, and the spread between the yields for U.S. Treasury obligations and the Securities;
(ii) the level of and trends in housing construction activity and mortgage loan originations, which indirectly affect the amount of securitized mortgages in the market; (iii) the demand for and new originations of derivative mortgage-backed security products, such as real estate mortgage investment conduits ("REMICs") and collateralized mortgage obligations ("CMOs");
(iv) the demand for mortgage-backed securities for the invest-ment portfolios of banking and thrift institutions, which could be adversely affected by changes in the treatment of the Secu-rities in capital-based risk guidelines adopted by Federal regulatory agencies to comply with provisions of the Financial Institutions Reform, Recovery and Enforcement Act; (v) market perceptions as to the risk of massive sales of mortgage-backed securities by savings and loan associations, which are insol-vent, financially ailing or otherwise required to restructure their portfolios to reduce interest rate risk or shrink assets; and (vi) market reaction to the insolvency or liquidation of major servicer/lenders or private mortgage insurers participat-ing in the programs related to the Securities and consequent financial losses experienced by GNMA.

          No assurance can be given that the existing reserves for losses in the programs administered by GNMA will be suffi-cient to meet future needs, and enable GNMA to forbear request-ing financial assistance from the Secretary of the Treasury pursuant to its established line of credit. The Sponsor is un-able to predict what effect, if any, such a request would have on the market value of the Securities. For a discussion of certain additional risks related to Ginnie Maes, see:
"Government National Mortgage Association", "Nature of Ginnie Maes" and "GNMA Guaranty".

          The Securities in the Portfolio were chosen in part on the basis of their respective stated maturity dates. The ranges of maturity dates of each of the Securities contained in the Portfolio are shown on the "Schedule of Portfolio Securi-ties". (See: "The Trust -- Life of the Securities and of the Trust".)

          The Trust may be an appropriate medium for investors who desire to invest in a portfolio of taxable fixed income se-curities offering the safety of capital provided by an invest-ment guaranteed by the Government National Mortgage Association but who do not wish to invest the minimum $25,000 which is re-quired for a direct investment in initially issued Ginnie Maes. Ginnie Maes are backed by the full faith and credit of the United States. Investors in the Trust may find it advantageous to elect to reinvest the monthly distributions expected to be made by the Trust, under the Reinvestment Program of the Spon-sor. (See: "Reinvestment Programs".)

          Certain of the Securities in the Trust may have been acquired at a market premium. Securities trade at a premium because the interest rates on the Securities are higher than interest on comparable debt securities being issued at cur-rently prevailing interest rates. The current returns of secu-rities trading at a market premium are higher than the current returns of comparably rated debt securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, an early redemption of a premium secu-rity at par will result in a reduction in yield. If currently prevailing interest rates for newly issued and otherwise compa-rable securities increase, the market premium of previously is-sued securities will decline and if currently prevailing inter-est rates for newly issued comparable securities decline, the market premium of previously issued securities will increase, other things being equal. Market premium attributable to in-terest rate changes does not indicate market confidence in the issue.

Summary Description of the Portfolio

          The Portfolio consists of Ginnie Maes fully guaran-teed as to payments of principal and interest by GNMA. As used herein, the term "Securities" includes all Ginnie Maes depos-ited in the Trust listed under "Schedule of Portfolio Securi-ties", herein, and any additional Ginnie Maes which may be ac-quired and held by the Trust in the circumstances permitted by the provisions of the Indenture.

          Each group of Ginnie Maes described herein as having a specified range of maturities includes individual mortgage-backed securities which have varying ranges of maturities within the range specified in "Summary of Essential Informa-tion". Each such group of Ginnie Maes is described as one category of securities because current market conditions accord no difference in price among the individual Ginnie Mae securi-ties within such group on the basis of the difference in the maturity dates of each Ginnie Mae. As long as this market con-dition prevails, a purchase of Ginnie Maes with the same coupon rate and a maturity date within the range mentioned above will be considered an acquisition of the same Security. In the fu-ture, however, a difference in maturity could affect the market value of the individual Ginnie Maes. At such time, any addi-tional purchases by the Trust will take into account the ma-turities of the individual Securities.

          The mortgages underlying a Ginnie Mae may be prepaid at any time without penalty. A lower or higher return on Units may occur depending on whether the price at which the respec-tive Ginnie Maes were acquired by the Trust is lower or higher than par (which represents the price at which such Ginnie Maes will be redeemed upon prepayment). Redemption of premium Gin-nie Maes at par pursuant to prepayments of mortgages will oper-ate to lower the current return on Units outstanding at that time, since premium Ginnie Maes normally carry higher interest coupons than par or discount Ginnie Maes. If mortgage rates decline in the future, such prepayments may occur with increas-ing frequency because, among other reasons, mortgagors may be able to refinance their outstanding mortgages at lower interest rates. The inclusion of the sales charge on Units, when added to the aggregate offering side evaluation of Ginnie Maes pur-chased at a slight discount may increase the purchase price of Units to a price greater than par, resulting in a reduction of current return and a loss to Unit Holders in the event redemp-tion, payment or prepayment of Ginnie Maes occurs. (See: "The Trust -- Life of the Securities and of the Trust".)

          Set forth below is a brief description of the current method of origination of Ginnie Maes; the nature of such secu-rities, including the guaranty of GNMA; the basis of selection and acquisition of the Ginnie Maes included in the Portfolio; and the expected life of the Ginnie Maes and the Trust. The "Schedule of Portfolio Securities" contains information con-cerning the coupon rates and range of stated maturities of the Ginnie Maes in the Trust.

Government National Mortgage Association

          The Government National Mortgage Association ("GNMA") is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development ("HUD") with its principal office at 451 Seventh Street, S.W., Washington, D.C. 20410. GNMA was created in 1968 through amendment of Title III of the National Housing Act. Under the provisions of the Housing and Urban Development Act of 1968, the Federal National Mortgage Association ("FNMA"), originally established in 1938, was rechartered as a private corporation to provide secondary market support for the private residential mortgage market. GNMA was established to administer mortgage support programs which could not be carried out in the private market.

          The National Housing Act and other Federal legisla-tion bearing on GNMA is subject to amendment by Congress in a fashion that could materially affect the scope of GNMA's ac-tivities and operations.

          The Mortgage-Backed Securities ("MBS") Program is GNMA's most important ongoing activity. The MBS program was initially authorized in 1968 to increase liquidity in the sec-ondary mortgage market and attract new sources of capital for residential loans. Through the MBS program, GNMA guarantees privately issued securities backed by pools of mortgages in-sured by the Federal Housing Administration ("FHA") and guaran-teed by the Veterans Administration ("VA"). Certain mortgage loans guaranteed by the Farmers Home Administration ("FmHA") are also eligible collateral.

          GNMA is also subject to certain operating risks, in-cluding fraudulent activity in connection with mortgage origi-nations and applications for a GNMA commitment; increasing num-bers of defaults by lender-servicers, such as the default of Guardian Bank N.A. in June 1989; and the financial instability of the savings and loan industry. GNMA has been experiencing significant losses in connection with the VA-guaranteed and FHA-guaranteed mortgage programs and the mobile home insurance program.

Origination

          The Ginnie Maes included in the Portfolio are backed by the indebtedness secured by underlying mortgage pools of long-term mortgages for 1- to 4-family dwellings (having a stated maturity of up to 30 years). In general, the mortgages in these pools provide for monthly payments over the life of the mortgage (aside from prepayments) designed to repay the principal of the mortgage over such period, together with in-terest at the fixed rate on the unpaid balance. The pool of mortgages which is to underlie a particular new issue of Ginnie Maes is assembled by the proposed issuer of such Ginnie Maes, typically a mortgage banking firm, savings institution or com-mercial bank. The issuer is responsible for acquiring, origi-nating and servicing the mortgages; and for marketing the Gin-nie Maes. An issuer of Ginnie Maes must be an FHA-approved mortgagee, an approved GNMA/FNMA servicer, and meet certain net worth requirements established by GNMA. If homeowners fail to make timely payments on their mortgages, the issuers of Ginnie Maes, using their own resources, must advance the scheduled payments to the registered holders.

          The mortgages which are to comprise a new Ginnie Mae pool may have been originated by the issuer itself in its ca-pacity as a mortgage lender, or may be acquired by the issuer from a third party. Such third party may be another mortgage banker, a banking institution, the Veterans Administration (which in certain instances acts as a direct lender and thus originates its own mortgages) or one of several other govern-mental agencies. All mortgages in any given pool are FHA-insured, FmHA-insured, or VA-guaranteed. Such mortgages will have a date for the first scheduled monthly payment of princi-pal that is not more than one year prior to the date on which GNMA issues its guaranty commitment described below, will have comparable interest rates and maturity dates, and will meet ad-ditional criteria of GNMA.

          To obtain a GNMA commitment to guarantee securities, an approved issuer will file with GNMA an application contain-ing information about itself, describing generally the pooled mortgages, and requesting that GNMA approve the issue and issue its commitment (subject to GNMA's satisfaction with the mort-gage documents and other relevant documentation) to guarantee the timely payment of principal of and interest on the Ginnie Maes to be issued by the issuer. If the application is in or-der, GNMA will issue its commitment, and will assign a GNMA pool number to the pool. Upon completion of the required docu-mentation (including detailed information as to the underlying mortgages, a custodial agreement with a Federal or state regu-lated financial institution satisfactory to GNMA pursuant to which the underlying mortgages will be held in safekeeping, and a detailed guaranty agreement between GNMA and the issuer), the issuance of the Ginnie Maes is permitted. When the Ginnie Maes are issued, GNMA will endorse its guaranty thereon. The aggre-gate principal amount of Ginnie Maes issued will be equal to the then aggregate unpaid principal balances of the pooled mortgages. The interest rate borne by newly issued Ginnie Maes is currently fixed at 1/2 of 1% below the interest rate of the pooled 1- to 4-family mortgages, the differential being applied to the payment of servicing and custodial charges as well as GNMA's guaranty fee.

Nature of Ginnie Maes

          All of the Ginnie Maes in the Portfolio are Modified Pass-Through Mortgage-Backed Securities. Payment of principal of and interest on the Ginnie Maes will be made in monthly in-stallments. All installments are applied first to interest and then in reduction of principal balance then outstanding. In-terest is paid at the specified rate on the unpaid portion of the principal. The amount of principal due on the Ginnie Maes is in an amount equal to the scheduled principal amortization currently due on the pooled mortgages. However, payment of principal and interest is subject to adjustment by reason of any prepayments or other early or unscheduled recoveries of principal on the pooled mortgages. In any event, the issuer will pay to the holders of the Ginnie Maes monthly installments of not less than the interest due at the specified rate, to-gether with any scheduled installments of principal whether or not collected from the mortgagor and any prepayments or early recovery of principal.

          The Ginnie Maes in the Portfolio are guaranteed as to timely payment of principal and interest by GNMA. Funds re-ceived by the issuers on account of the mortgages backing the Ginnie Maes in the Portfolio are intended to be sufficient to make the required payments of principal of and interest on such Ginnie Maes but, if such funds are insufficient for that pur-pose, the guaranty agreements between the issuers and GNMA re-quire the issuers to make advances sufficient for such pay-ments. If the issuers fail to make such payments, GNMA will do so.

          Ginnie Maes are based upon and backed by the aggre-gate indebtedness secured by the underlying FHA-insured, FmHA-insured or VA-guaranteed mortgages and, except to the extent of funds received by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of nor evidence any recourse against such issuers; recourse thereon is solely against GNMA. Holders of Ginnie Maes (such as the Trust) have no security interest in or lien on the underlying mortgages.

GNMA Guaranty

          GNMA is authorized by Section 306(g) of Title III of the National Housing Act to guarantee the timely payment of the principal of and interest on securities which are based on and backed by a pool composed of mortgages insured by the Federal Housing Administration under the National Housing Act, as amended, or insured by the Farmer's Home Administration under Title V of the Housing Act of 1949 or guaranteed by the Veter-ans Administration under the Servicemen's Readjustment Act of 1944, as amended, or Chapter 37 of Title 38, United States Code. Section 306(g) provides further that "The full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under any guaranty un-der this subsection." An opinion, dated December 9, 1969, of William H. Rehnquist, Assistant Attorney General of the United States, states that such guaranties under Section 306(g) of Ginnie Maes are authorized to be made by GNMA and "would con-stitute general obligations of the United States backed by its full faith and credit."a

          GNMA, in its corporate capacity under Section 306(d) of Title III of the National Housing Act, may issue, and has warranted to the holders of Ginnie Maes that, if necessary, it will issue, to the United States Treasury its general obliga-tions in an amount outstanding at any one time sufficient to enable GNMA, with no limitations as to amount, to perform its obligations under its guaranty. The Treasury Department is authorized to purchase any obligations so issued, and has indi-cated that it will make loans to GNMA, if needed, to implement the aforementioned guaranty.

          GNMA does not guarantee yield or price, nor does it guarantee payment to, or recoveries by, investors in funds or trusts (such as the Trust). Claims to GNMA can be made by reg-istered holders (such as the Trust) of GNMA certificates, and not by beneficial owners.

          The GNMA guaranty referred to herein relates only to payment of principal of and interest on the Ginnie Maes in the Portfolio and not to the Units of the Trust offered hereby.



a Any statement in this Prospectus that a particular Secu-rity is backed by the full faith and credit of the United States is based upon the opinion of an Assistant Attorney General of the United States and should be so construed.

Life of the Securities and of the Trust

          Monthly payments of principal will be made, and addi-tional prepayments of principal may be made, to the Trust in respect of the mortgages underlying the Ginnie Maes in the Portfolio. All of the mortgages in the pools relating to the Ginnie Maes in the Portfolio are subject to prepayment without any significant premium or penalty at the option of the mortga-gors. While the mortgages on 1- to 4-family dwellings underly-ing the Ginnie Maes have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, owing to prepayments, re-financings and payments from foreclosures is considerably less.

          In the mid-1970's, published yield tables for Ginnie Maes utilized a 12 year average life assumption for Ginnie Mae pools of 25-30 year mortgages on 1- to 4-family dwellings.
This assumption was derived from the FHA experience relating to prepayments on such mortgages during the period from the mid-1950's to the mid-1970's. This 12 year average life assumption was calculated in respect of a period during which mortgage lending rates were fairly stable. The assumption now may no longer be an accurate measure of the average life of Ginnie Maes or their underlying single family mortgage pools. How-ever, current yield tables, published in 1981, still utilize the 12 year average life assumption and Ginnie Maes continue to be traded based on this assumption. By comparison, the Federal Home Loan Mortgage Corporation in September 1988 reduced its estimate of the weighted average life of the conventional mort-gages in its portfolio to 8.5 years for loans with scheduled maturities of 25 to 30 years and to 6 years for loans with scheduled maturities of 15 years. The principal repayment be-havior of any individual mortgage will likely vary from this estimate. A major determinant of prepayment behavior is the size of the difference between the borrower's mortgage rate and prevailing interest rates on fixed-rate mortgages. For borrow-ers with fixed-rate mortgages, prepayments will accelerate when borrowers' mortgage rates are above current fixed-rate mortgage interest rates and slow when their fixed-rates are below market rates. However, some prepayments of lower coupon mortgages may occur even when fixed-rate mortgage rates are only slightly above the lower coupon mortgages' rates, because a borrower may wish to refinance and receive cash for equity value in a prop-erty.

          A number of additional factors, including homeowners' mobility, change in family size and mortgage market interest rates will affect the average life of the Ginnie Maes in the Portfolio. Accordingly, there can be no assurance that the prepayment levels which will be actually realized will conform to the experience of the FHA, other mortgage lenders or other

Ginnie Mae investors. It is not possible to meaningfully pre-dict prepayment levels regarding the Ginnie Maes in the Portfo-lio. Therefore, the termination of the Trust might be acceler-ated as a result of prepayments made as described herein.

          In addition to prepayments as described above, sales of Securities in the Portfolio under certain permitted circum-stances may result in an accelerated termination of the Trust. Also, it is possible that, in the absence of a secondary market for the Units or otherwise, redemptions of Units may occur in sufficient numbers to reduce the Portfolio to a size resulting in such termination. Early termination of the Trust may have important consequences to the Unit Holders; e.g., to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment; or the overall return on investment may be less or greater than anticipated, depending in part on whether the purchase price paid for Units represented the pay-ment of an overall premium or a discount, respectively, above or below the stated principal amounts of the underlying mort-gages; and/or the proceeds of the sale of the Securities sold may be less than the value of such Securities at the time a Unit Holder purchased Units, possibly resulting in a loss to such Unit Holder.

Rating of Units

          Standard & Poor's Corporation has rated the Units of the Trust "AAA". This is the highest rating assigned by Stan-dard & Poor's Corporation. (See: "Description of Rating".) Standard & Poor's Corporation has been compensated by the Spon-sor for its services in rating Units of the Trust.

Objectives and Securities Selection

          In selecting Securities for deposit in the Trust, the following factors, among others, were considered by the Spon-sor: (i) the types of such securities available; (ii) the prices and yields of such securities relative to other compara-ble securities; and (iii) the maturities of such securities.

          The Trust consists of the unamortized principal amount of the Securities listed under "Schedule of Portfolio Securities", herein, as may continue to be held from time to time in the Trust and any additional Securities acquired and held by the Trust pursuant to the provisions of the Indenture (including provisions with respect to deposits into the Trust of Additional Securities in connection with the issuance of Ad-ditional Units) together with accrued and undistributed inter-est thereon and undistributed cash representing payments and prepayments of principal and proceeds realized from the dispo-sition of Securities. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities.

          Because regular payments of principal and prepayments of principal are to be received and certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances de-scribed herein, the Trust is not expected to retain its present size and composition. The Indenture permits the Sponsor to in-crease the size of the Trust and the number of Units thereunder by the deposit of Additional Securities and the issuance of a corresponding number of Additional Units.

The Units

          On July 13, 1998, each Unit represented the frac-tional undivided interest in the Trust set forth under "Summary of Essential Information". Thereafter, if any Units are re-deemed by the Trustee, the face amount of Securities in the Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance will be increased, although the actual interest in the Trust represented by each Unit will remain unchanged. However, if additional Units are issued by the Trust (through deposit by the Sponsor of Additional Securities in connection with the issuance of Additional Units), the aggregate value of Securities in the Trust will be increased by amounts allocable to Additional Units, and the fractional undivided interest rep-resented by each Unit in the balance will be decreased, al-though the actual interest in the Trust represented by each Unit will remain unchanged. Units will remain outstanding un-til redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust itself (see: "Redemption" and "Amendment and Termination of the Indenture -- Termination").

Estimated Annual Income, Estimated Current Return and Estimated Long-Term Return Per 1,000 Units

          On July 13, 1998, the estimated net annual income per 1,000 Units was estimated to be the amount set forth above un-der "Summary of Essential Information". This figure is com-puted by dividing the total gross annual interest income ex-pected to be received by the Trust by the number of Units out-standing on such date, less estimated annual fees and expenses of the Trustee, the Sponsor and the Evaluator, multiplied by 1,000 Units. Thereafter, the net annual income per 1,000 Units will change whenever Securities mature, are redeemed, sold, paid, prepaid, exchanged or as substitute or additional Securi-ties are deposited into the Trust, as the expenses of the Trust change or if there is a default on an underlying Security and the GNMA does not pay principal and interest at the time and in the amount called for by the Security in default. The fees of the Trustee and the Evaluator are subject to change without the consent of Unit Holders. (See: "Expenses and Charges".)

          Interest on the Securities, less estimated expenses of the Trust, is expected to accrue at the daily rate shown under "Summary of Essential Information", herein. This rate will change as Securities mature, are redeemed or are sold, paid, prepaid or exchanged or as substitute or additional Secu-rities are deposited into the Trust, or as the expenses of the Trust change.

          Payments received on the mortgages underlying the Se-curities in the Portfolio will consist of a portion represent-ing interest and a portion representing principal. Although the aggregate monthly payment made by the obligor on each mort-gage remains constant (aside from optional prepayments of prin-cipal), in the early years the larger proportion of each such payment will represent interest, while in later years, the pro-portion representing interest will decline and the proportion representing principal will increase. However, by reason of optional prepayments, principal payments in the earlier years on the mortgages underlying the Securities may be substantially in excess of those required by the amortization schedules of such mortgages. Therefore, principal and interest payments in later years may be substantially less since the aggregate un-paid principal balances of such underlying mortgages may have been greatly reduced. To the extent that the underlying mort-gages bearing higher interest rates in the Portfolio are pre-paid faster than the other underlying mortgages, the net annual interest rate per 1,000 Units and the current return with re-spect to the Units can be expected to decline. Monthly pay-ments to the Unit Holders will reflect all of the foregoing factors.

          On July 13, 1998, the estimated current return was as set forth under "Summary of Essential Information", herein. As the Public Offering Price will vary due to fluctuations in the offering prices of the Securities and the net annual income per 1,000 Units may change with events discussed above, it may be expected that such events will be reflected in a change in the estimated current return. In addition, the estimated current return will be higher for purchasers entitled to a reduced sales charge.

          The Estimated Current Return and the Estimated Long-Term Return on July 13, 1998, are set forth under "Summary of Essential Information", herein, and give different information about the return to investors. Estimated Current Return on a

Unit represents return based on the Public Offering Price and the maximum applicable sales charge and is computed by multi-plying the estimated net annual interest rate per 1,000 Units (which shows the return per 1,000 Units based on $1,000 face amount) by $1,000 and dividing the result by the Public Offer-ing Price per 1,000 Units (including the maximum sales charge but not including accrued interest on the Securities). Esti-mated Current Return does not take into account timing of dis-tributions of income and other amounts (including delays) on Units, and it only partially reflects the effect of premiums paid and discounts realized in the purchase price of Units.

          Unlike Estimated Current Return, Estimated Long-Term Return is a measure of the estimated return to the investor earned over the estimated life of the Trust. The Estimated Long-Term Return represents an average of the yields to esti-mated average life of the securities in the Portfolio and is adjusted to reflect expenses and sales charges. The estimated long-term return figure is calculated by the Sponsor in the manner discussed below, using an estimated average life for each of the Securities. Estimated average life is an essential factor in the calculation of Estimated Long-Term Return. When the Trust has a shorter average life than is estimated, Esti-mated Long-Term Return will be higher if the Trust contains se-curities priced at a discount and lower if the securities are priced at premium. Conversely, if the Trust has a longer aver-age life than is estimated, Estimated Long-Term Return will be lower when the securities are priced at a discount and higher if the securities are priced at a premium. In order to calcu-late estimated average life of each of the Securities, an as-sumption about the present average life of the Securities available in the marketplace with the same coupon was made. With this assumption, an annualized prepayment rate for the mortgages underlying the Securities can be estimated. Such es-timation includes consideration of recent payment data, the coupon, the housing environment, the present interest rate (no change in interest rate is assumed) and historical trends. Based upon these factors, an estimated prepayment rate for the remaining term of the mortgage pool is determined, which is the basis for calculating the estimated average life. The esti-mated average life calculated for the Trust is provided under the "Summary of Essential Information", herein. Both the pre-payment assumptions and the estimated average life set forth herein are subject to change with alterations in the data used in any of the underlying assumptions. Therefore, the actual average lives of the Securities in the Portfolio and their ac-tual long term returns will be different from the estimated av-erage lives and the estimated long-term returns used herein.
In calculating Estimated Long-Term Return, the average yield for the Portfolio is derived by weighing each security's yield by the market value of the security and by the amount of time remaining to the estimated average life. Once the average Portfolio yield is computed, this figure is then adjusted for estimated expenses and the effect of the maximum sales charge paid by investors. Estimated Long-Term Return calculation does not take into account certain delays in distributions of income and the timing of other receipts and distributions on Units and may, depending on maturities, over or understate the impact of sales charges. Both of these factors may result in a lower figure.

          In addition to the Public Offering Price, the price of a Unit includes the Unit's share of accrued interest on the Securities. Because the Securities in the Trust accrue inter-est on a calendar month basis, accrued interest on the Securi-ties at any point in time will be greater than the amount of interest actually received by the Trust and distributed to Unit Holders. Therefore, the Unit's share of accrued interest is always added to the value of the Units. If a Unit Holder sells all or a portion of his Units, he is entitled to receive his proportionate share of the accrued interest on the Securities from the purchaser of his Units. Similarly, if a Unit Holder redeems all or a portion of his Units, the Redemption Price per Unit will include accrued interest on the Securities.

          The price of Units which settle after the first Rec-ord Date of the Trust will include an item of accrued interest equal to the interest accrued on the underlying Securities to the settlement date for Units.

                       FEDERAL TAXATION


          The following discussion offers only a brief outline of the federal income tax consequences of investing in the Trust. Investors should consult their own tax advisors for more detailed information and for information regarding the im-pact of state, local or foreign taxes upon such an investment.

          The Trust has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Generally, to qualify as a regulated investment company for a taxable year the Trust must derive at least 90% of its income from certain specified sources, including inter-est, dividends, gains from the disposition of securities, and other income derived with respect to its business of investing in securities. In addition, the Trust must meet certain diver-sification criteria regarding Trust investment, and must dis-tribute annually at least 90% of its investment company taxable income. For any year in which the Trust qualifies for taxation as a regulated investment company, the Trust is not taxed on income distributed to its Unit Holders. If, in any taxable year, the Trust were to fail to qualify as a regulated invest-ment company under the Code, the Trust would be taxed for that year in the same manner as an ordinary corporation and distri-butions to its Unit Holders would not be deductible by the Trust in computing its taxable income. In addition, in the event of a failure to qualify as a regulated investment company for a taxable year, that year's Trust distributions, to the ex-tent derived from current or accumulated earnings and profits, would be taxable to the recipient Unit Holders as ordinary in-come even if those distributions might otherwise have been con-sidered distributions of capital gains.

          If the Trust fails to distribute in each calendar year at least (i) 98% of its ordinary income for such calendar year and (ii) 98% of its capital gain net income (both long-term and short-term) for the 12 months ended October 31 of such calendar year (or December 31, if the Trust qualifies to so elect and does so), the Trust will be subject to a 4% excise tax on the undistributed income if income tax on such income has not been paid by the Trust. In addition, the Trust will be subject to such excise tax on any portion (not taxed to the Trust) of the respective 2% balances which are not distributed during the succeeding calendar year.

          If the Trust fails to qualify as a regulated invest-ment company for any year, it must pay out its earnings and profits accumulated in that year (less the interest charge men-tioned below, if applicable) and may be required to pay an in-terest charge to the Treasury on 50% of such earnings and prof-its before it can again qualify as a regulated investment com-pany.

          Generally, distributions paid by the Trust are treated as received in the taxable year of the distribution; however, any amounts designated for distribution by the Trust with respect to October, November or December of any calendar year as payable to Unit Holders of record on a specified date in such a month and which are actually paid during January of the following year, will be treated as received on December 31 of the preceding year. The Indenture requires current distri-bution to Unit Holders of the entire net income and net capital gain, if any, of the Trust and cash proceeds of redemptions, maturities, or sales representing recovery of cost (to the ex-tent that the proceeds of sales or other dispositions are not reinvested or used to redeem Units) of underlying Securities in the Trust.

          Distributions to Unit Holders (other than capital gain distributions) will be taxable as ordinary income to such Unit Holders to the extent paid from interest, net short-term capital gain proceeds, realized market discount and any origi-nal issue discount and accrued market discount includible in the Trust's gross income for the taxable year with respect to which the distribution is made less the sum of the Trust's al-locable deductible expenses, amount of accrued interest paid on the underlying Securities purchased by the Trust and amortized bond premium. To the extent that distributions to a Unit Holder with respect to any year are not taxable as ordinary in-come, the amount of such distributions will be treated as a re-turn of capital and will reduce the Unit Holder's basis in his Units and, to the extent that they exceed his basis, will be generally taxed as a capital gain. Distributions credited to the account of a Unit Holder will be taxable as described above whether such amounts are actually distributed to such Unit Holder or are reinvested.

          Individual investors should note that the Code places a floor of 2% of adjusted gross income on miscellaneous item-ized deductions, including investment expenses. The Code di-rects the Secretary of the Treasury to prescribe regulations prohibiting indirect deduction through a pass-thru entity (such as the Trust) of amounts not allowable as a deduction under this rule if paid or incurred directly by an individual.

          Temporary Regulations applicable to "nonpublicly of-fered regulated investment companies" have been issued. Under these temporary regulations, in general, (i) specified expenses of the regulated investment company or, at the election of the regulated investment company, 40% of its expenses, exclusive of expenses which are specifically excluded from miscellaneous itemized deductions if incurred by an individual, are allocated among its shareholders who are "affected investors" (i.e., in-

dividuals, estates, trusts and pass-thru entities having such shareholders), and (ii) such investors are treated as having received or accrued distributions in an aggregate amount equal to the investor's share of such expenses and to have incurred investment expenses in the same aggregate amount. These compu-tations are made on a calendar year basis and the allocation of such expenses among affected investors may be done by the regu-lated investment company on any reasonable basis (which basis, if utilizing distributions to affected investors, may exclude some of such distributions).

          The Code provides that the 2% floor rule will not ap-ply to indirect deductions through a publicly offered regulated investment company. The term "publicly offered regulated in-vestment company" is defined as meaning a regulated investment company the units of ownership of which are "continuously of-fered" or regularly traded on an established securities market or "held by or for no fewer than 500 persons at all times dur-ing the taxable year." The Sponsor believes that the Trust has qualified as a "publicly offered regulated investment company" in the past but is unable to state whether or not the Trust will qualify in the future for treatment as a "publicly offered regulated investment company."

          Gain or loss will be realized by each Unit Holder to the extent that the proceeds of redemption of his Units (or distributions received upon liquidation of his Units) exceed or are less than the Unit Holder's tax cost basis of his Units which are redeemed (or in respect of which the liquidating dis-tributions are made).

          Distributions of net capital gain (designated as such by the Trust) will be taxable to Unit Holders as long-term capital gain regardless of the length of time the Units have been held by a Unit Holder. A redemption of Units will be a taxable event for a Unit Holder and, depending on the circum-stances, may give rise to gain or loss. Under the Code, net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) of individuals, estates and trusts is subject to a maximum nominal tax rate of 20%. Such net capital gain may, however, result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

          Information with respect to the Federal income tax status of each year's distributions will be supplied to Unit
Holders.

          The Trust is required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to holders of Trust Units who fail to provide the Trust with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Reve-nue Service that they are subject to backup withholding.
Backup withholding is not an additional tax. Any amounts with-held may be credited against U.S. federal income tax liability of a holder of a Trust Unit.

          Distributions paid to foreign Unit Holders which do not constitute income effectively connected with the conduct of a trade or business within the United States by the distributee will be subject to United States federal withholding taxes at a 30% rate or a lesser rate established by treaty unless the dis-tribution is a capital gain dividend. Foreign Unit Holders should consult their own tax counsel with respect to United States tax consequences of ownership of Units.

Other Taxation

          Investors are advised to consult their own tax advi-sors with respect to the application to their own circumstances of the above-described general taxation rules and with respect to the state, local or foreign tax consequences to them of an investment in Trust Units.

                       RETIREMENT PLANS

          The Units of the Trust may be suited for purchase by Individual Retirement Accounts and pension, profit-sharing and other qualified retirement plans. Investors considering par-ticipation in any such plan should review specific tax laws and pending legislation related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

                   PUBLIC OFFERING OF UNITS

Public Offering Price

          The Public Offering Price of Units is computed by adding to the aggregate bid price of the Securities in the Trust, any money in the Interest and Principal Accounts other than money held to make payments to Unit Holders on a monthly Distribution Date and amounts representing taxes, fees and ex-penses of the Trust and money required to redeem tendered Units, by dividing such sum by the number of Units outstanding and then adding a Sales Charge of 4.058% of the net amount in-vested. The Sales Charge is 3.90% of the Public Offering Price. A proportionate share of accrued and undistributed in-terest on the Securities to the settlement date for Units pur-chased is also added to the Public Offering Price. (See:
"Estimated Annual Income, Estimated Current Return and Esti-mated Long-Term Return Per 1,000 Units".) In addition, amounts necessary to be collected by the Trustee to permit the Trustee to make equal distributions to all Unit Holders will be added to the Public Offering Price upon the initial sale of Addi-tional Units. The Public Offering Price on the date of this Prospectus or on any subsequent date will vary in accordance with fluctuations in the evaluation of the underlying Securi-ties in the Trust.

          The aggregate bid prices of the Securities in the Trust shall be determined for the Trust by the Evaluator in the following manner: (a) on the basis of current bid prices for the Securities as obtained from investment dealers or brokers

(including the Sponsor), (b) if bid prices are not available for the Securities, on the basis of current bid prices for com-parable securities, (c) by determining the value of the Securi-ties on the bid side of the market by appraisal, or (d) by any combination of the above. Evaluations made for purposes of secondary market transactions by the Sponsor will be made on the bid side of the market on each business day as of the Evaluation Time, effective for all sales made during the pre-ceding 24-hour period. Evaluations, for purposes of redemp-tions by the Trustee, will be made each business day as of the Evaluation Time, effective for all redemptions made subsequent to the last preceding determination.

          There is a period of a few days (usually about ten business days), beginning on the first day of each month, dur-ing which the total amount of payments (including prepayments, if any) of principal for the preceding month on the various mortgages underlying each of the Ginnie Maes in the Portfolio will not yet have been reported by the issuer and made gener-ally available to the public. During this period, the precise principal amount of the underlying mortgages remaining out-standing for each Ginnie Mae in the Portfolio, and therefore the precise principal amount of such Security, will not be known, although the precise principal amount outstanding for the preceding month will be known. Therefore, the precise amount of principal to be acquired by the Trustee as a holder of such Securities and distributed to Unit Holders with the next monthly distribution will not be known. The Sponsor does not expect that the amounts of such prepayments and the differ-ences in such principal amounts from month to month will be ma-terial in relation to the Trust due to the number of mortgages underlying each Ginnie Mae and the number of such Securities in the Trust. However, there can be no assurance that they will not be material. For purposes of the determination by the Evaluator of the bid prices of the Ginnie Maes in the Portfolio and for purposes of calculations of accrued interest with re-spect to the Units, during the period in each month prior to the time when the precise amounts of principal of the Ginnie Maes for the month become publicly available, the Evaluator will base its evaluations and calculations (which are the basis for calculations of the Public Offering Price, the Sponsor's Repurchase Price and the Redemption Price per Unit) upon the principal amount outstanding for the preceding month. The Sponsor expects that the differences in such principal amounts from month to month will not be material to the Trust. Never-theless, the Sponsor will attempt to adopt procedures as to pricing and evaluation for the Units of the Trust, with such modifications, if any, deemed necessary by the Sponsor for the protection of the Unit Holders, upon notice to the Unit Hold-ers, designed to minimize the impact of such differences upon the calculation of the Public Offering Price per Unit, the

Sponsor's Repurchase Price per Unit or the Redemption Price per
Unit. No assurance can be given that any such procedures can be successfully designed by the Sponsor.

          On July 13, 1998, the Public Offering Price per 1,000 Units (based on the bid side evaluation of the Securities in the Trust) exceeded the Sponsor's Repurchase Price per 1,000 Units and the Redemption Price per 1,000 Units (based upon the bid side evaluation of the Securities in the Trust) by the amounts set forth in "Summary of Essential Information", herein.

Public Distribution

          Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this Prospec-tus at the then current Public Offering Price calculated daily plus accrued interest on the Securities. The Sponsor intends to qualify Units in states selected by the Sponsor for sale by the Sponsor and through dealers who are members of the National Association of Securities Dealers, Inc. In addition, sales of Units may be made pursuant to distribution arrangements with certain banks and/or other entities subject to regulation by the Office of the Comptroller of the Currency which are acting as agents for their customers. These banks and/or entities are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by these cus-tomers is retained by or remitted to such banks or entities in an amount equal to the fee customarily received by an agent for acting in such capacity in connection with the purchase of Units. The Glass-Steagall Act prohibits banks from underwrit-ing certain securities, including Units of the Trust; however, this Act does permit certain agency transactions, and banking regulators have not indicated that these particular agency transactions are impermissible under this Act. In Texas, as well as certain other states, any bank making Units available must be registered as a broker-dealer in that State.

Secondary Market

          While not obligated to do so, it is the Sponsor's present intention to maintain, at its expense, a secondary mar-ket for Units of this series of the Dean Witter Select Govern-ment Trust and to continuously offer to repurchase Units from Unit Holders at the applicable Sponsor's Repurchase Price. (See: "Summary of Essential Information".) The Sponsor's Re-purchase Price is computed by adding to the aggregate of the bid prices of the Securities in the Trust, any money in the In-terest and Principal Accounts other than money held to make payments to Unit Holders on a monthly Distribution Date and money required to redeem tendered Units, plus accrued interest on the Securities, deducting therefrom expenses of the Trustee, Sponsor, Evaluator and counsel, and taxes, if any, and then di-viding the resulting sum by the number of Units outstanding, as of the date of such computation. There is no refund of the sales charge nor is there any additional sales charge incurred, when a Unit Holder sells Units back to the Sponsor. Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then cur-rent Public Offering Price, plus accrued interest. Any profit or loss resulting from the resale of such Units will belong to the Sponsor.

          If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasion-ally, from time to time, or permanently, discontinue the repur-chase of Units of this series at the Sponsor's Repurchase Price. In such event, although under no obligation to do so, the Sponsor may, as a service to Unit Holders, offer to repur-chase Units at the Redemption Price, a price based on the cur-rent bid prices for the Securities, plus accrued interest. Al-ternatively, Unit Holders may redeem their Units through the Trustee. The Redemption Price per Unit is computed in the same manner as the Sponsor's Repurchase Price, and is based on the bid side evaluation of the Securities. There is no refund of the sales charge, nor is any additional sales charge incurred, when a Unit Holder redeems Units. If the Sponsor repurchases Units in the secondary market at the Redemption Price, it may reoffer these Units in the secondary market at the Public Of-fering Price or the Sponsor may tender Units so purchased to the Trustee for redemption. In no event will the price offered by the Sponsor for the repurchase of Units be less than the current Redemption Price of those Units. (See: "Redemption", herein.)

Profit of Sponsor

          The Sponsor may realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Spon-sor buys Units (based on the bid side of the Securities in the Trust) and the prices at which the Sponsor resells such Units (such prices include a sales charge) or the prices at which the Sponsor redeems such Units (based on the bid side of the Secu-rities in the Trust), as the case may be.

Volume Discount

          Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time change the amount by which the sales charge is reduced, or may discon-tinue the discount altogether. This discount in the sales charge is available to volume purchasers of Units due to the realization of economies of scale in sales effort and sales re-lated expenses relating to volume purchases.

          The sales charge will be reduced pursuant to the fol-lowing graduated scale for sales to any person of at least
$100,000:

                                      Sales Charge
                           Percent of Public   Percent of Net
Aggregate Value of Units      Offering Price   Amount Invested


Less than $100,000........         3.90%            4.058%
$100,000 to $249,999.....          3.50%            3.627%
$250,000 to $499,999.....          3.00%            3.093%
$500,000 to $749,000.....          2.50%            2.564%
$750,000 to $999,999.....          2.00%            2.041%
$1,000,000 or more.......          1.50%            1.523%

          The reduced sales charges as shown on the chart above will apply to all purchases of Units of this Trust only on any one day by the same person, partnership or corporation (other than a dealer) in the amounts stated herein.

          Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary, including a partnership or corporation, purchasing Units for a single trust estate or sin-gle fiduciary account.

          Sales to dealers will be made at prices which include a concession as follows:

              Sales Charge       Dealer Concession


                  3.90%                2.73%
                  3.50%                2.45%
                  3.00%                2.10%
                  2.50%                1.75%
                  2.00%                1.40%
                  1.50%                1.05%

          Dealers purchasing certain dollar amounts of Units during the life of the Trust will be entitled to additional concession benefits. The dealer concession for secondary mar-ket sales may differ from the concessions set forth in the above schedule. The Sponsor reserves the right, at any time, to change the level of dealer concessions.

                        EXCHANGE OPTION

          Unit Holders of any Dean Witter Trust or any holders of units of any other unit investment trust (collectively, "Holders") may elect to exchange any or all of their units of each series of the Morgan Stanley Dean Witter Select Government Trust for units of one or more of any series of the Dean Witter Select Government Trust or for units of any additional Dean Witter Trusts that may from time to time be made available for such exchange by the Sponsor (the "Exchange Trusts"). Such Units may be acquired at prices based on reduced sales charge per Unit. The purpose of such reduced sales charge is to per-mit the Sponsor to pass on to the Holder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense re-lated to advice, financial planning and operational expense re-quired for the Exchange Option. The following Exchange Trusts are currently available: the Dean Witter Select Municipal Trust, the Morgan Stanley Dean Witter Select Government Trust, the Morgan Stanley Dean Witter Select Equity Trust, the Dean Witter Select Corporate Trust and the Dean Witter Select In-vestment Trust.

          Each Exchange Trust has a different investment objec-tive; a Holder should read the prospectus for the applicable
Exchange Trust carefully to determine the investment objective prior to exercise of this option.

          This option will be available provided the Sponsor maintains a secondary market in units of the applicable Ex-change Trust and provided that units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the state in which the Holder is a resident. While it is the Sponsor's present intention to maintain a secondary mar-ket for the units of all such trusts, there is no obligation on its part to do so. Therefore, there is no assurance that a market for units will in fact exist on any given date on which a Holder wishes to sell or exchange its Units; thus there is no assurance that the Exchange Option will be available to any Holder. The Sponsor reserves the right to modify, suspend or terminate this option at any time without further notice to Unit Holders. In the event the Exchange Option is not avail-able to a Unit Holder at the time such Unit Holder wishes to exercise it, the Unit Holder will be immediately notified and no action will be taken with respect to its Units without fur-ther instruction from the Unit Holder.

          Exchanges will be effected in whole units only. Any excess proceeds from the surrender of a Unit Holder's Units will be returned. Alternatively, Unit Holders will be permit-ted to make up any difference between the amount representing the Units being submitted for exchange and the amount repre-senting the Units being acquired up to the next highest number of whole Units.

          An exchange of Units pursuant to the Exchange Option will constitute a "taxable event" under the Code, i.e., a

Holder will recognize a gain or loss at the time of exchange.
A Unit Holder who exchanges Units of one Trust for Units of an-other Trust should consult his or her tax advisor regarding the extent to which such exchange results in the recognition of a loss for Federal and/or state or local income tax purposes.

          To exercise the Exchange Option, a Unit Holder should notify the Sponsor of its desire to use the proceeds from the sale of its Units to purchase units of one or more of the Ex-change Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, the Holder may select the series or group of series for which such Units are to be exchanged. The Holder will be provided with a current prospectus or prospectuses relating to each series in which interest is indicated.

          The exchange transaction will operate in a manner es-sentially identical to any secondary market transaction, i.e.,

Units will be repurchased at a price equal to the aggregate bid side evaluation per Unit of the Securities in the Portfolio, plus accrued interest. Units of the Exchange Trust will be sold to the Unit Holder at a price equal to the evaluation per unit of the securities in that portfolio, plus accrued interest and the applicable sales charge of $25 (or per 1,000 Units in the case of a unit priced at about $1.00) or 2.50% of the Pub-lic Offering Price where the cost per Unit is significantly less than $1.00. If a Unit Holder has held its Units for less than a five month period, the sales charge shall be the greater of (i) $25 or (ii) the difference between the original sales charge on the Units owned and the sales charge on the Exchange Trust.

                     REINVESTMENT PROGRAMS

          Unit Holders may elect to have interest distribu-tions, principal distributions or both interest and principal distributions with respect to their Units (rounded down to the nearest dollar) automatically reinvested in either additional Units of the Trust, without a sales charge, or shares of the

Dean Witter U.S. Government Money Market Trust, without a sales charge. The Dean Witter U.S. Government Money Market Trust is composed primarily of high-yielding short-term government secu-rities that are managed by the InterCapital Division of the Sponsor. The Unit Holder may participate in either of the Trust's reinvestment programs (a "Program") by contacting an account executive of the Sponsor. The Unit Holder's election must be received by the Trustee at least ten days prior to the Record Day applicable to any distribution in order for a Pro-gram to be in effect as to such distribution. Elections may be modified or revoked on similar notice. The Sponsor may suspend or terminate either or both reinvestment option(s) at its dis-cretion. Thereafter, distributions received by the Trust would be distributed in monthly installments to all Unit Holders.

          Such distributions, to the extent reinvested in Units of the Trust, will be used by the Trustee at the direction of the Sponsor in one or both of the following manners. (i) The distributions may be used by the Trustee to purchase Units of this Series of the Trust held in the Sponsor's inventory. The purchase price payable by the Trustee for each of such Units will be equal to the applicable Trust evaluation per Unit on (or as soon as possible after) the close of business on the Distribution Date. The Units so purchased by the Trustee will be issued or credited to the accounts of Unit Holders partici-pating in the Program. (ii) If there are no Units in the Spon-sor's inventory, the Sponsor may purchase additional Securities in order to maintain, as closely as practical, the proportion-ate relationship between the Securities in the Trust at the time of creation of the additional Units. The additional secu-rities will be deposited by the Sponsor with the Trustee in ex-change for new Units. The distributions may then be used by the Trustee to purchase the new Units from the Sponsor. The price for such new Units will be the applicable Trust evalua-tion per Unit on (or as soon as possible after) the close of business on the Distribution Date. (See: "Public Offering -- Public Offering Price".) The Units so purchased by the Trustee will be issued or credited to the accounts of Unit Holders par-ticipating in the Program.

          No fractional Units will be issued under any circum-stances. If, after the maximum number of full Units have been issued or credited at the applicable price, there remains a portion of the distribution which is not sufficient to purchase a full Unit at such price, the Trustee shall hold such cash for the benefit of such Unit Holder and shall apply such cash on the next Distribution Date, along with any distributions then made, toward the purchase of additional full Units in accor-dance with the Program. The cost of administering the program will be borne by the Trust and thus will be borne indirectly by all Unit Holders.

          Participation in either of the Programs is condi-tioned on such Program's lawful qualification for sale in the state in which the Unit Holder is a resident. For more infor-mation concerning the Dean Witter U.S. Government Money Market Trust, the Unit Holder should contact an account executive of the Sponsor. A Unit Holder who elects to reinvest distribu-tions in the Dean Witter U.S. Government Money Market Trust will be sent a prospectus for such trust. The Unit Holder should read such prospectus carefully before deciding to par-ticipate in this Program. A Unit Holder's election to partici-pate in either reinvestment program will apply to all Units of the Trust owned by such Unit Holder.

                          REDEMPTION

Right of Redemption

          Units represented by a Certificate may be redeemed at the Redemption Price, computed as set forth below, upon tender of such Certificate to the Trustee at its unit investment trust office in the City of New York, properly endorsed or accompa-nied by a written instrument of transfer in form satisfactory to the Trustee, as set forth in the Certificate, and executed by the Unit Holder or its authorized attorney. A Unit Holder may tender his Units for redemption at any time after the set-tlement date for purchase, whether or not such Unit Holder has received a definitive Certificate. The Redemption Price per Unit is calculated by adding to the current bid prices for the Securities in the Trust (1) any money in the Principal Account and Interest Account, other than money required to redeem ten-dered Units, (2) a proportionate share of accrued interest and undistributed interest income on the Securities not subject to collection and distribution, determined to the day of tender plus a sum equivalent to the amount of accrued interest which would have been payable with respect to such tendered Units to, but not including, the fifth business day following the date of tender, deducting therefrom expenses of the Trustee, the Spon-sor, the Evaluator and counsel and taxes, if any, and dividing the resulting sum by the number of Units outstanding as of the date of such computation. There is no sales charge incurred when a Unit Holder tenders Units to the Trustee for redemption. The Unit Holder is entitled to receive the Redemption Price on the seventh calendar day following tender. The date of tender is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time, the date of tender is the first day after such date on which the New York Stock Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price com-puted on that day.

          Any amounts to be paid on redemption representing in-terest shall be withdrawn from the Interest Account to the ex-tent funds are available. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is authorized by the Indenture to sell Securities in order to pro-vide funds for redemption. To the extent Securities are sold, the size of a Trust will be reduced and the proportions of types of Securities in the Trust will change. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed. Such excess proceeds will be distributed pro rata to all remaining Unit Holders of record.

          Securities to be sold for purposes of redeeming Units will be selected from a list supplied by the Sponsor. Securi-ties will be chosen for this list by the Sponsor on the basis of such market and credit factors as it may determine are in the best interest of the Trust. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trust.

Computation of Redemption Price

          The value of the Trust is determined as of the Evaluation Time stated under "Summary of Essential Informa-tion", above, and (a) semiannually, on June 30 and December 31 of each year (or the last business day prior thereto), (b) on the day on which any Unit is tendered for redemption and (c) on any other business day desired by the Trustee or requested by the Sponsor:

          (1) by adding: the aggregate bid side evaluation of Securities in the Trust, as determined by the Evaluator; cash on hand in the Trust or moneys in the process of being col-lected from matured interest coupons or bonds prepaid, matured or called for redemption, other than money deposited to pur-chase Contract Obligations or money credited to the Reserve Ac-count; and accrued but unpaid interest on the Securities at the close of business on the date of such Evaluation; and then,

          (2) by deducting from the resulting figure: amounts representing any applicable taxes or governmental charges pay-able out of the Trust for the purpose of making an addition to the reserve account (as defined in the Indenture, the "Reserve Account"), amounts representing accrued expenses of the Trust (including, but not limited to, amounts representing unpaid fees of the Trustee, the Sponsor, bond counsel and the Evalua-

tor) and monies held for distribution to Unit Holders of record as of a date prior to the evaluation being made on the days or dates set forth above; and then,

          (3) by dividing the result of the above computation by the total number of Units outstanding on the date of evalua-tion. The resulting figure equals the Redemption Price per Unit.

Postponement of Redemption

          The right of redemption may be suspended and payment of the Redemption Price per Unit postponed for more than seven calendar days following a tender of Units for redemption for any period during which the New York Stock Exchange, Inc. is closed, other than for customary weekend and holiday closings, or during which trading on that Exchange is restricted or an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

                    RIGHTS OF UNIT HOLDERS

Unit Holders

          A Unit Holder is deemed to be a beneficiary of the Trust created by the Indenture and vested with all right, title and interest in the Trust created therein. A Unit Holder may at any time tender a Certificate to the Trustee for redemption. Ownership of Units is evidenced by registered Certificates of Beneficial Interest issued in denominations of one or more Units and executed by the Trustee and the Sponsor. These Cer-tificates are transferable or interchangeable upon presentation at the corporate trust office of the Trustee, properly endorsed or accompanied by an instrument of transfer satisfactory to the Trustee and executed by the Unit Holder or its authorized at-torney, together with the payment of $2.00, if required by the Trustee, or such other amount as may be determined by the Trus-tee and approved by the Sponsor, and any other tax or govern-mental charge imposed upon the transfer of Certificates. The Trustee will replace any mutilated, lost, stolen or destroyed Certificate upon proper identification, satisfactory indemnity and payment of charges incurred. Any mutilated Certificate must be presented to the Trustee before any substitute Certifi-cate will be issued.

Certain Limitations

          Consent of Unit Holders is not required except with respect to amendment and termination of the Trust. (See:
"Amendment and Termination of the Indenture".) Unit Holders shall have no right to control the operation or administration of the Trust in any manner, except upon the vote of 51% of the Unit Holders outstanding at any time for purposes of amendment, or termination of the Trust, all as provided in the Indenture; however, no Unit Holder shall ever be under any liability to any third party for any action taken by the Trustee, the Evaluator or the Sponsor.

          The death or incapacity of any Unit Holder will not operate to terminate the Trust nor entitle the legal represen-tatives or heirs of such Unit Holder to claim an accounting or to take any other action or proceeding in any court for a par-tition or winding up of the Trust.

                     EXPENSES AND CHARGES

Fees

          The Sponsor's fee is set forth in "Summary of Essen-tial Information -- Sponsor's Annual Supervision Fee". Such fee, which is calculated on an annual basis, is earned for Portfolio supervisory services and is paid monthly.

          For its services as Trustee under the Indenture, the Trustee receives annually the amount set forth under "Summary of Essential Information", computed on the basis of the largest principal amount of Securities in the Trust at any time during the period with respect to which such compensation is made.
The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts cre-ated under the Indenture.

          For each evaluation of the Securities in the Trust, the Evaluator shall receive against a statement submitted to the Trustee without a fee as set forth under "Summary of Essen-tial Information".

          The Sponsor's fee, Trustee's fees and the Evaluator's fees are payable as of each Record Date from the Interest Ac-count, to the extent funds are available and thereafter from the Principal Account. Any of such fees may be increased with-out approval of the Unit Holders in accordance with the terms of the Indenture.

Other Charges

          The following additional charges are or may be in-curred by the Trust, as more fully described in the Indenture:
(a) fees of the Trustee for extraordinary services,
(b) expenses of the Trustee (including legal and auditing ex-penses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unit Holders, (e) indemnification of the Trus-tee for any loss, liability or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or willful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor or Depositor under the Indenture without gross negli-gence, bad faith or willful misconduct or reckless disregard of its obligations and duties, (g) expenditures incurred in con-tacting Unit Holders upon termination of the Trust and (h) to the extent then lawful, expenses (including legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Trust under Federal or state securities laws so long as the Sponsor is maintaining a market for the Units.

          The fees and expenses set forth herein are payable out of each Trust and when so paid by or owing to the Trustee are secured by a lien on that Trust. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. To the extent Securities are sold, the size of the Trust will be reduced and the proportions of the types of Securities will change. Such sales might be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be real-ized. Moreover, due to the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.

                  ADMINISTRATION OF THE TRUST

Records and Accounts

          The Trustee will keep records and accounts of all transactions of the Trust at its unit investment trust office at 4 New York Plaza, New York, New York 10004. These records and accounts and executed copies of the Indenture will be available for inspection by Unit Holders at reasonable times during normal business hours. The Trustee will additionally keep on file for inspection by Unit Holders a current list of the Securities held in the Trust. In connection with the stor-age and handling of certain Securities deposited in the Trust, the Trustee is authorized to use the services of Depository Trust Company. These services would include safekeeping of the Securities, coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Distribution

          The Trustee will collect the interest on the Securi-ties (including monies representing penalties for the failure to make timely payments on the Securities, liquidated damages for default or breach of any condition or term of the Securi-ties, and monies paid (if any) pursuant to any contract of in-surance representing interest on the Securities) as it becomes payable, and credit such interest to a separate Interest Ac-count created by the Indenture. All monies received by the Trustee from sources other than interest will be credited to a separate Principal Account. All funds collected or received will be held by the Trustee in trust without interest to Unit Holders as part of the Trust or the Reserve Account (if any) established pursuant to the Indenture, for taxes or charges re-ferred to herein until required to be disbursed in accordance with the provisions of the Indenture.

Distribution of Interest and Principal

          Interest and principal received by the Trust, net of expenses and charges, will be distributed on each Distribution Date on a pro rata basis to Unit Holders of record as of the preceding Record Date. All distributions will be net of appli-cable expenses, funds required for the redemption of Units and, if applicable, reimbursements to the Trustee for interest pay-ments advanced to Unit Holders. (See: "Summary of Essential Information", "Expenses and Charges" and "Redemption".)

          The pro rata share of the Interest Account and the pro rata share of cash in the Principal Account represented by each Unit will be computed by the Trustee each month as of the Record Date. (See: "Summary of Essential Information".) Pro-ceeds received from the disposition of any of the Securities subsequent to a Record Date and prior to the next succeeding Distribution Date will be held in the Principal Account and will not be distributed until the following Distribution Date. The distribution to Unit Holders as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such Unit

Holders' pro rata share of the Interest Account after deducting estimated expenses (the "Interest Distribution") plus such Unit Holders' pro rata share of the cash balance in the Principal Account computed as of the close of business on the preceding Record Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units. No distribution need be made from the Principal Account if the balance therein is less than an amount sufficient to distribute $.005 per Unit. The Interest Distribution per Unit initially will be in the amount shown under "Summary of Essen-tial Information" and will change as the income and expenses of the Trust change and as Securities are exchanged, redeemed, paid down or sold. Funds which are available for future dis-tributions, payments of expenses and redemptions are in ac-counts which are non-interest bearing to Unit Holders and are available for use by The Chase Manhattan Bank, pursuant to nor-mal banking procedures.

          The Trust has been structured so that a positive cash balance in the Interest Account will be available to pay the current expenses and charges of the Trust. Therefore, it is not anticipated that the Trustee will have to sell Securities in the Trust to pay such expenses. The Trustee, when making Interest Distributions, will have previously deducted from the Interest Account the expenses and charges mentioned above, and thus will distribute on each Distribution Date an amount which will be less than the interest accrued on the Securities to each Unit Holder on or immediately prior to such Distribution Date by amounts equal to the current expenses and charges of the Trust.

Reports to Unit Holders

          With each distribution from the Interest Account or Principal Account of the Trust, the Trustee will furnish to the Unit Holders, a statement of the amount being distributed, ex-pressed in each case as a dollar amount per 1,000 Units. In the event that the Issuer of any of the Securities fails to make payment when due of any interest or principal and such failure results in a change in the amount which would otherwise be distributed as a periodic distribution, the Trustee will, with the first such distribution following such failure, set forth in an accompanying statement, the Issuer and the Securi-ties, the amount of the reduction in the distribution per Unit resulting from such failure, the percentage of the aggregate face amount of Securities which such Security represents and, to the extent then determined, information regarding any dispo-sition or legal action with respect to such Security. Within a reasonable period of time after the end of each calendar year, but in no event later than February 15, the Trustee will fur-nish to each person who at any time during such calendar year was a Unit Holder of record a statement setting forth:

          As to the Interest Account: the amount of interest received on the Securities and amounts representing penalties for the failure to make timely payments on any of the Securi-ties or liquidated damages for default or breach of any condi-tion or terms of any of the Securities (or any instrument un-derlying any of the Securities); the amount paid from the In-terest Account upon the redemption of Units; the deductions from the Interest Account for applicable taxes, and fees and expenses of the Sponsor, the Trustee, the Evaluator and coun-sel; any other amounts credited to or deducted from the Inter-est Account; and the net amount remaining after such payments and deductions expressed both as a total dollar amount and as a dollar amount per 1,000 Units outstanding on the last business day of such calendar year.

          As to the Principal Account: the dates of the sale, maturity, liquidation or redemption of any of the Securities and the net proceeds received therefrom and from the prepayment of principal of the Securities, excluding any portion credited to the Interest Account; the amount paid from the Principal Account representing Units which were redeemed; if amounts in the Interest Account were insufficient, the deductions from the Principal Account, if any, for payment of applicable taxes, fees and expenses of the Sponsor, the Trustee, the Evaluator and counsel; if amounts in the Interest Account were insuffi-cient, the deductions from the Principal Account for any other amounts credited to or deducted from the Interest Account; and the net amount remaining after such payments and deductions ex-pressed both as a total dollar amount and as a dollar amount per 1,000 Units outstanding on the last business day of such calendar year.

          The following information: a list of the Securities as of the last business day of such calendar year; the number of Units outstanding on the last business day of such calendar year; the Redemption Price per 1,000 Units based on the last Trust evaluation made during such calendar year; and the amounts actually distributed during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts per 1,000 Units outstanding on the Record Dates for such distributions.

          In order to comply with state and local tax reporting requirements, the Trustee will furnish to Unit Holders, upon request, evaluations of the Securities as determined by the Evaluator. The accounts of the Trust shall be audited not less frequently than annually by independent certified public ac-countants designated by the Sponsor, and the report of such ac-countants will be furnished by the Trustee to Unit Holders upon request.

                            SPONSOR

          Dean Witter Reynolds Inc. ("Dean Witter") is a corpo-ration organized under the laws of the State of Delaware and is a principal operating subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW" formerly known as Morgan Stanley, Dean Witter, Discover & Co.), a publicly-traded corporation. On May 31, 1997, Dean Witter, Discover & Co., Dean Witter's former parent company, and Morgan Stanley Group Inc. merged to form MSDW. Dean Witter is a financial services company that provides to its individual, corporate, and institutional clients services as a broker in securities and commodities, a dealer in corpo-rate, municipal, and government securities, an investment banker, an investment adviser, and an agent in the sale of life insurance and various other products and services. Dean Witter is a member firm of the New York Stock Exchange, the American Stock Exchange, other major securities exchanges and the Na-tional Association of Securities Dealers. Dean Witter is cur-rently servicing its clients through a network of more than 350 domestic and international offices with approximately 10,000 account executives servicing individual and institutional cli-ent accounts.

Limitations on Liability

          The Sponsor is liable for the performance of its ob-ligations arising from its responsibilities under the Inden-ture, but will be under no liability to Unit Holders for taking any action or refraining from taking any action in good faith or for errors in judgment or liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities, except in case of its own willful misfeasance, bad faith, gross negligence or reckless disregard for its obliga-tions and duties. (See: "Sponsor -- Responsibility".)

Responsibility

          In order to maintain the sound investment character of the Trust, the Indenture permits the Sponsor to direct the Trustee to dispose of any Security upon the happening of cer-tain events, including, without limitations, default on the payment of principal or interest, or both, and not promptly cured, legal actions which might adversely affect future decla-ration and payment of principal or interest, institution of certain legal proceedings, a breach under certain documents which regulate the Securities or such other adverse market or credit factors, as in the opinion of the Sponsor would make re-tention of a Security detrimental to the Trust and to the in-terests of the Unit Holders. The Sponsor may also direct the Trustee to dispose of a Security if such disposition is desir-able to maintain the qualification of the Trust as a "regulated investment company" under the Internal Revenue Code.

          The Sponsor intends to monitor continuously develop-ments affecting the Securities in the Trust in order to deter-mine whether the Trustee should be directed to dispose of any such Securities.

          In the event that an offer shall be made by an obli-gor of any of the Securities to issue new obligations and/or other property in exchange and substitution for any issue of Securities pursuant to a plan for the refunding or refinancing of such Securities or the restructuring of such issuer's secu-rities, the Depositor shall instruct the Trustee to accept or reject such offers or to take any other action with respect thereto.

          Any property received in such exchange, other than a debt obligation, shall be sold for cash by the Trust as soon as practicable and the proceeds credited to the Principal Account and distributed to the holders of Units on the Record Date next following the date of receipt of such cash. Any obligations so received in exchange, substitution or pursuant to reinvestment will be held by the Trustee subject to the terms and conditions of the Indenture to the same extent as Securities originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for any of the underly-ing Securities, the Trustee is required to give notice thereof to each Unit Holder, identifying the Securities eliminated and the Securities substituted therefor.

Resignation

          If at any time the Sponsor shall resign under the In-denture or shall fail to perform or be incapable of performing its duties thereunder or shall become bankrupt or if its af-fairs are taken over by public authorities, the Indenture di-rects that if upon such action by the Sponsor there would be no Sponsor then acting, the Trustee shall either (1) appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee not exceeding amounts prescribed by the Securities and Exchange Commission, or (2) terminate the Trust. The Trustee will promptly notify Unit Holders of any such action.

                            TRUSTEE

          The Trustee is The Chase Manhattan Bank, a New York
Bank, with its principal executive office at 270 Park Avenue,

New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, NY 10004. The Trustee is sub-ject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. In connec-tion with the storage and handling of certain Securities depos-ited in a Trust, the Trustee may use the services of the De-pository Trust Company. These services may include safekeeping of the Securities and coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized un-der the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Limitations on Liability

          The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposi-tion of any moneys, Securities or Certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. In addition, the In-denture provides that the Trustee shall not be personally li-able for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future laws of the United States or any other authority having jurisdiction.

Responsibility

          For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the mate-rial set forth under "Distribution", "Rights of Unit Holders" and "Sponsor -- Resignation".

Resignation

          By executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resig-nation to all Unit Holders then of record, the Trustee and any successor may resign. In such an event the Sponsor is obli-gated to appoint a successor trustee as soon as possible. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. The Sponsor may also remove the Trustee in the event that the Sponsor determines that the Trustee has materi-ally failed to perform its duties under the Indenture and the interest of Unit Holders has been substantially impaired as a result, and such failure has continued for a period of sixty days following the Trustee's receipt of notice of such determi-nation by the Sponsor. Such resignation or removal shall be-come effective upon the acceptance of appointment by the suc-cessor trustee. If upon resignation of a trustee no successor has been appointed or, if appointed, has not accepted the ap-pointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee ac-cepts its appointment as such or when a court of competent ju-risdiction appoints a successor trustee.

                           EVALUATOR

          The Evaluator is Muller Data Corporation ("Muller Data"), a New York corporation with main offices located at 395 Hudson Street, New York, New York, 10014. Muller Data is a wholly owned subsidiary of Thomson Publishing Corporation, a Delaware corporation.

Limitations on Liability

          The Trustee, Sponsor and Unit Holders may rely on any evaluation furnished by the Evaluator and shall have no respon-sibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it. The Evalua-tor shall be under no liability to the Trustee, the Sponsor, or Unit Holders for errors in judgment; except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Responsibility

          The Indenture requires the Evaluator to evaluate the Securities in the Trust on the basis of their bid prices on the last business day of June and December in each year, on the day on which any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Securities on the basis of their bid prices, see: "Public Offering of Units -- Public Of-fering Price".

Resignation

          The Evaluator may resign or may be removed by the Sponsor, and in such event, the Sponsor and the Trustee is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the accep-tance of appointment by a successor evaluator. If upon resig-nation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appoint-ment of a successor.

          AMENDMENT AND TERMINATION OF THE INDENTURE

Amendment

          The Indenture may be amended from time to time by the parties thereto without the consent of any of the Unit Holders when such an amendment is (1) to cure any ambiguity or to cor-rect or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, (2) to change any provision as required by the Securi-ties and Exchange Commission, (3) to add or change any provi-sion as is necessary or advisable for the continued qualifica-tion of the Trust as a regulated investment company, (4) to permit the deposit of Additional Securities by supplementing or amending the Indenture, or (5) to make such other provisions as shall not adversely affect the interests of the Unit Holders; provided, that the Indenture may also be amended by the Sponsor and the Trustee (or the performance of any of the provisions of the Indenture may be waived) with the consent of Unit Holders owning 51% of the Units of the Trust at the time outstanding for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture or of modifying in any manner the rights of Unit Holders. In the event of any amendment, the Trustee is obligated to notify promptly all Unit Holders of the substance of such amendment.

Termination

          The Trust may be terminated at any time by the con-sent of the holders of 51% of the Units or upon the maturity, redemption, payment, sale or other disposition, as the case may be, of the last Security held in the Trust. However, in no event may the Trust continue beyond the Mandatory Termination Date set forth under "Summary of Essential Information". In the event of termination, written notice thereof will be sent by the Trustee to all Unit Holders. Within a reasonable period after termination, the Trustee will sell any Securities remain-ing in the terminated Trust, and, after paying all expenses and charges incurred by the Trust, will distribute to each Unit Holder, upon surrender for cancellation of his Certificate for Units, his pro rata share of the balances remaining in the In-terest and Principal Accounts. The sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a

Unit Holder upon termination may be less than the principal amount of Securities represented by the Units held by such Unit
Holder.

                        LEGAL OPINIONS

          Certain legal matters in connection with the Units offered hereby have been passed upon by Cahill Gordon & Rein-del, a partnership including a professional corporation, 80 Pine Street, New York, New York 10005, as special counsel for the Sponsor.

                           AUDITORS

          The financial statements of the Trust included in this Prospectus have been examined by Deloitte & Touche LLP, certified public accountants, as stated in their report appear-ing herein, and are included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

                    DESCRIPTION OF RATING*

          A Standard & Poor's Corporation rating on the units of an investment trust (hereinafter referred to collectively as "units" and "fund") is a current assessment of creditworthiness with respect to the investments held by such fund. This as-sessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which fund expenses or portfolio asset sales for less than the fund's purchase price will reduce payment to the Unit Holder of the interest and principal required to be paid on the portfolio assets. In ad-dition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular in-vestor.

          Funds rated "AAA" are composed exclusively of assets that are rated "AAA" by Standard & Poor's and/or certain short-term investments. Standard & Poor's defines its AAA rating for such assets as the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay prin-cipal is very strong.


*    As described by Standard & Poor's Corporation.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
MORGAN STANLEY DEAN WITTER SELECT GOVERNMENT TRUST
GNMA PORTFOLIO SERIES 17


We have audited the statement of financial condition and schedule of portfolio securities of the Morgan Stanley Dean Witter Select Government Trust GNMA Portfolio Series 17 as of May 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1998 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Morgan Stanley Dean Witter Select Government Trust GNMA Portfolio Series 17 as of May 31, 1998, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP




July 21, 1998
New York, New York











                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

              MORGAN STANLEY DEAN WITTER SELECT GOVERNMENT TRUST
                           GNMA PORTFOLIO SERIES 17

                                 May 31, 1998


                                TRUST PROPERTY

Investments in Securities - at market value (cost
  $31,249,867) (Note (a) and Schedule of Portfolio
  Securities Notes (2) and (3))                                  $33,269,309

Accrued interest receivable                                          189,026

Receivable from Broker                                               346,019

           Total                                                  33,804,354


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Cash overdraft                                                     28,777

   Accrued Sponsors fees                                               9,025

           Total liabilities                                          37,802


Net Assets:

   Balance applicable to 44,798,186 Units of fractional undivided interest outstanding
     (Note (c)):

      Capital, plus unrealized market apprecia-
        tion of $2,019,442                         $33,269,309

      Undistributed principal and net investment
        income (Note (b))                              497,243


           Net assets                                            $33,766,552

Net asset value per Unit ($33,766,552 divided
  by 44,798,186 Units)                                           $     .7538




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

              MORGAN STANLEY DEAN WITTER SELECT GOVERNMENT TRUST
                           GNMA PORTFOLIO SERIES 17



                                           For the years ended May 31,
                                         1998          1997          1996


Investment income - interest          $2,432,303    $2,855,108    $3,243,986

Other income                                -             -            8,827

           Total income                2,432,303     2,855,108     3,252,813

Less Expenses:

   Trustee fees and expenses              86,049       114,401        92,865

   Sponsor fees                            9,025         7,149        12,163

           Total expenses                 95,074       121,550       105,028

           Investment income - net     2,337,229     2,733,558     3,147,785

Net gain (loss) on investments:

   Realized gain on securities sold
     or redeemed                         304,743       256,496       218,700

   Net unrealized market appreciation
     (depreciation)                    1,280,408       868,748    (1,919,696)

           Net gain (loss) on invest-
             ments                     1,585,151     1,125,244    (1,700,996)

Net increase in net assets resulting
  from operations                     $3,922,380    $3,858,802    $1,446,789




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

              MORGAN STANLEY DEAN WITTER SELECT GOVERNMENT TRUST
                           GNMA PORTFOLIO SERIES 17



                                           For the years ended May 31,
                                         1998          1997          1996

Operations:

   Investment income - net           $ 2,337,229   $ 2,733,558   $ 3,147,785

   Realized gain on securities sold
     or redeemed                         304,743       256,496       218,700

   Net unrealized market apprecia-
     tion (depreciation)               1,280,408       868,748    (1,919,696)

           Net increase in net assets
             resulting from opera-
             tions                     3,922,380     3,858,802     1,446,789


Less Distributions to Unit Holders:

   Principal                          (3,924,155)   (2,782,335)   (2,807,365)

   Investment income - net            (2,354,480)   (3,270,628)   (3,172,750)

           Total distributions        (6,278,635)   (6,052,963)   (5,980,115)


Plus Capital Share Transactions:

   Creation of 788,389 Units                -             -          728,984

   Redemption of 2,003,800 Units,
     4,039,361 Units and
     1,778,096 Units, respectively    (1,583,413)   (3,342,890)   (1,570,539)

   Accrued interest on redemption        (10,969)      (20,653)       (8,279)

           Total capital share
             transactions             (1,594,382)   (3,363,543)     (849,834)

Net decrease in net assets            (3,950,637)   (5,557,704)   (5,383,160)

Net assets:

   Beginning of year                  37,717,189    43,274,893    48,658,053

   End of year (including undistrib-
     uted principal and net invest-
     ment income of $497,243,
     $508,550 and $621,718, respec-
     tively)                         $33,766,552   $37,717,189   $43,274,893




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

             MORGAN STANLEY DEAN WITTER SELECT GOVERNMENT TRUST
                          GNMA PORTFOLIO SERIES 17

                                May 31, 1998



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933
("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of initial deposit (June 22, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit. The cost of investments purchased subsequent to the date of initial deposit is based on the offering side evaluations at the date of purchase.

(3) Income Taxes

    No provision for Federal income taxes has been made in the accompanying financial statements because the Trust has elected and intends to continue to qualify for the tax treatment applicable to "Regulated Investment Companies" under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to Federal income tax on net income and capital gains that are distributed to Unit Holders.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

             MORGAN STANLEY DEAN WITTER SELECT GOVERNMENT TRUST
                          GNMA PORTFOLIO SERIES 17

                                May 31, 1998



(b) DISTRIBUTIONS

    Monthly distributions of principal, prepayments of principal, if any, and interest received by the Trust are made to Unit Holders on or shortly after the twenty-third day of each month after deducting applicable expenses. Receipts other than principal and interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (June 22, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of May 31, 1998 follows:

       Cost of 500,000 Units at date of initial deposit        $    521,919
       Less:  Gross underwriting commissions (sales charge)         (20,354)
       Net cost to investors                                        501,565
       Net cost of subsequent deposits                           48,650,688
       Unrealized market appreciation                             2,019,442
       Cost of securities sold or redeemed                       (6,784,141)
       Principal paydowns                                       (11,118,245)
       Net amount applicable to investors                      $ 33,269,309

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                        For the years ended May 31,
                                        1998         1997         1996

       Principal distributions
         during year                  $.0861       $.0669       $.0542

       Net investment income dis-
         tributions during year       $.0516       $.0570       $.0613

       Net asset value at end
         of year                      $.7538       $.8059       $.8512

       Trust Units outstanding
         at end of year           44,798,186   46,801,986   50,841,347

                                   SCHEDULE OF PORTFOLIO SECURITIES

                          MORGAN STANLEY DEAN WITTER SELECT GOVERNMENT TRUST
                                       GNMA PORTFOLIO SERIES 17

                                             May 31, 1998



                                                                                    Range of
Port-                                                                                Stated
folio                  Title of Securities            Face         Coupon           Maturity             Market
 No.                     Contracted For              Amount         Rate            Dates<F4>          Value<F5><F6>

  1.      Government National Mortgage
          Association, Modified Pass-
          Through Mortgage-Backed
          Securities                               $16,866,244      6.50%       4/15/23 - 8/15/24     $16,702,810

  2.      Government National Mortgage
          Association, Modified
          Pass-Through Mortgage-Backed
          Securities                                16,407,509      7.00%       4/15/22 - 7/15/25      16,566,499

                                                   $33,273,753                                        $33,269,309



<F4> Each issue of Ginnie Maes listed above is an aggregate of individual Securities having varying ranges of maturities within the range specified above.  Each such issue is listed as one category of Securities because current market conditions accord no difference in price among Securities grouped together on the basis of the difference in their maturity dates.  (See "The Trust -
Summary Description of the Portfolio," herein.)

<F5> The market value of the Securities as of May 31, 1998 was determined by the Evaluator on the basis of bid side evaluations for the Securities on the last trading date during the period (May 29,
1998).

<F6> At May 31, 1998 the unrealized market appreciation of Securities was comprised of the following:

       Gross unrealized market appreciation           $2,019,442

       Gross unrealized market depreciation              -

       Unrealized market appreciation                 $2,019,442

    The aggregate cost of the Securities for Federal income tax purposes was $31,249,867 at May 31,
    1998.



                                                 F-7

              CONTENTS OF REGISTRATION STATEMENT


     This registration statement comprises the following docu-ments:

     The facing sheet.

     The Cross Reference Sheet.

     The Prospectus.

     The signatures.

     Consents of the Evaluator, Independent Auditors and Stan-dard & Poor's; all other consents were previously filed.

     The following exhibits:

     23.  1a.  Consent of Muller Data Corporation.

          1b.  Consent of Independent Auditors.

          1d. Consent of Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.

     27.       Financial Data Schedule.

                      CONSENT OF COUNSEL


          The consent of Counsel to the use of its name in the prospectus included in this Registration Statement is contained in its opinion filed as EX-5 to this Registration Statement.

                          SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Government Trust, GNMA Portfolio Series 17, certifies that it meets all of the re-quirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Reg-istration Statement to be signed on its behalf by the under-signed, thereunto duly authorized, all in The City of New York and State of New York on the 6th day of August, 1998.


                         MORGAN STANLEY DEAN WITTER SELECT
                         GOVERNMENT TRUST,
                         GNMA PORTFOLIO SERIES 17
                              (Registrant)

                         By:  DEAN WITTER REYNOLDS INC.
                                        (Depositor)


                                    /s/Thomas Hines
                                    Thomas Hines
                                    Authorized Signatory


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a major-ity of the Depositor's Board of Directors in The City of New York and State of New York on this 6th day of August, 1998.


                                   DEAN WITTER REYNOLDS INC.


Name                   Office


Philip J. Purcell      Chairman and Chief Ex-   )
                       ecutive Officer and      )
                       Director*                )
                                                  By:/s/Thomas Hines
                                                     Thomas Hines
                                                     Attorney-in-
                                                     fact*



* Executed copies of the Powers of Attorney filed by a ma-jority of the Board of Directors of Dean Witter Reynolds
     Inc. have been previously filed.

Name                   Office

Richard M. DeMartini   Director***

Robert J. Dwyer        Director***

Christine A. Edwards   Director***

James F. Higgins       Director***

Charles A. Fiumefreddo Director**

Mitchell M. Merin      Director*

Stephen R. Miller      Director***

Richard F. Powers III  Director*

Philip J. Purcell      Director***

Thomas C. Schneider    Director**

William B. Smith       Director**


* Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 97-1, File No. 333-16839.

**    Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amend-ment No. 1 to the Registration Statement on Form S-6 for Dean Wit-ter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499.

***   Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with the Reg-istration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-56389.